UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2011        (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 97.9%
Consumer Discretionary - 13.1%
Advance Auto Parts, Inc.	7,100		$465,902
Borg Warner, Inc.*	2,900		231,101
Brinker International, Inc.	16,100		407,330
Chipotle Mexican Grill, Inc.*	800		217,896
Dana Holding Corp.*	6,800		118,252
Dillard’s, Inc., Class A	4,900	[2]	196,588
Foot Locker, Inc.	12,700		250,444
Fossil, Inc.*	3,600		337,140
GameStop Corp., Class A*	10,000	[2]	225,200
Gannett Co., Inc.	7,900		120,317
Interpublic Group of Companies, Inc.*	9,200		115,644
Liberty Global, Inc., Class A*	5,300	[2]	219,473
PetSmart, Inc.	3,000		122,850
Polaris Industries, Inc.	7,100		617,842
Signet Jewelers, Ltd.*	1,900		87,438
Sotheby’s	6,700		352,420
Timberland Co.*	10,300		425,287
Tractor Supply Co.	5,000		299,300
TRW Automotive Holdings Corp.*	4,600		253,368
Tupperware Brands Corp.	1,900		113,449
Warnaco Group, Inc., The*	2,000		114,380
Weight Watchers International, Inc.	1,200		84,120
Williams-Sonoma, Inc.	14,600		591,300
Total Consumer Discretionary			5,967,041
Consumer Staples - 3.5%
Alberto-Culver Co.	2,900		108,083
Constellation Brands, Inc.*	3,600		73,008
Corn Products International, Inc.	9,300		481,926
Hansen Natural Corp.*	3,500		210,805
Herbalife, Ltd.	3,500		284,760
Hormel Foods Corp.	10,000		278,400
McCormick & Co., Inc.	2,400		114,792
Smithfield Foods, Inc.*	2,900		69,774
Total Consumer Staples			1,621,548
Energy - 5.2%
Atwood Oceanics, Inc.*	6,800		315,724
Berry Petroleum Co., Class A	3,300		166,485
Cabot Oil & Gas Corp.	5,100		270,147
Oil States International, Inc.*	4,900		373,086

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Energy - 5.2% (continued)
Patterson-UTI Energy, Inc.	16,800		$493,752
Seacor Holdings, Inc.	400		36,984
Tesoro Corp.*	15,800		423,914
Whiting Petroleum Corp.*	4,200		308,490
Total Energy			2,388,582
Financials - 18.3%
Allied World Assurance Co. Holdings, Ltd.	2,400		150,456
American Capital Agency Corp.	5,800		169,012
Ares Capital Corp.	6,300		106,470
Assurant, Inc.	11,000		423,610
Cathay General Bancorp	23,200		395,560
CBL & Associates Properties, Inc.	11,400		198,588
Chimera Investment Corp.	27,400		108,504
Commerce Bancshares, Inc.	3,840		155,290
Commonwealth REIT	14,700		381,759
Endurance Specialty Holdings, Ltd.	7,000		341,740
Federal Realty Investment Trust	2,700		220,212
Huntington Bancshares, Inc.	93,800		622,832
Legg Mason, Inc.	6,300	[2]	227,367
MFA Financial, Inc.	47,100		386,220
National Retail Properties, Inc.	20,900	[2]	546,117
Nationwide Health Properties, Inc.	15,400		654,962
Platinum Underwriter Holdings, Ltd.	6,700		255,203
Raymond James Financial, Inc.	8,900		340,336
Rayonier, Inc.	10,300		641,793
Realty Income Corp.	9,000		314,550
RenaissanceRe Holdings, Ltd.	4,165		287,343
Senior Housing Properties Trust	12,200		281,088
SL Green Realty Corp.	1,800		135,360
Trustmark Corp.	11,900		278,698
Waddell & Reed Financial, Inc.	11,600		471,076
Webster Financial Corp.	11,100		237,873
Total Financials			8,332,019
Health Care - 10.3%
AMERIGROUP Corp.*	8,300		533,275
Beckman Coulter, Inc.	2,600		215,982
Charles River Laboratories International, Inc.*	3,100		118,978
Cooper Companies, Inc., The	9,100		631,995
Coventry Health Care, Inc.*	7,700		245,553
Health Net, Inc.*	21,200		693,240
Hill-Rom Holdings, Inc.	11,000		417,780

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 10.3% (continued)
Kindred Healthcare, Inc.*	10,700		$255,516
Medicis Pharmaceutical Corp., Class A	16,100		515,844
Mettler-Toledo International, Inc.*	700		120,400
Sirona Dental Systems, Inc.*	6,600		331,056
Techne Corp.	2,300		164,680
United Therapeutics Corp.*	6,500		435,630
Total Health Care			4,679,929
Industrials - 16.7%
Aecom Technology Corp.*	8,700		241,251
AGCO Corp.*	2,800		153,916
Alaska Airgroup, Inc.*	5,400		342,468
Alexander & Baldwin, Inc.	3,400	[2]	155,210
Brink’s Co., The	3,200		105,952
Bucyrus International, Inc.	3,000		274,350
Chicago Bridge & Iron Co., N.V.*	2,700		109,782
Corporate Executive Board Co.	7,400		298,738
Crane Co.	8,400		406,812
EMCOR Group, Inc.*	10,200		315,894
Esterline Technologies Corp.*	900		63,648
Gardner Denver, Inc.	2,500		195,075
GATX Corp.	8,200		317,012
J.B. Hunt Transport Services, Inc.	5,800		263,436
Joy Global, Inc.	3,500		345,835
KBR, Inc.	22,300		842,271
Kennametal, Inc.	17,400		678,600
Manpower, Inc.	5,100		320,688
Nordson Corp.	1,500		172,590
R.R. Donnelley & Sons Co.	7,500		141,900
Ryder System, Inc.	1,400		70,840
Snap-On, Inc.	2,100		126,126
Timken Co.	17,900		936,170
Toro Co., The	5,000		331,100
Towers Watson & Co., Class A	2,300		127,558
United Rentals, Inc.*	7,400		246,272
Total Industrials			7,583,494
Information Technology - 17.1%
Acme Packet, Inc.*	2,100		149,016
Anixter International, Inc.	10,700		747,823
Atmel Corp.*	30,200		411,626
Convergys Corp.*	17,400		249,864
Factset Research Systems, Inc.	7,400		775,002

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 17.1% (continued)
Gartner, Inc.*	24,200	[2]	$1,008,414
IAC/lnterActiveCorp*	3,400		105,026
Ingram Micro, Inc., Class A*	3,300		69,399
Integrated Device Technology, Inc.*	48,500		357,445
InterDigital, Inc.	6,200	[2]	295,802
International Rectifier Corp.*	10,900		360,354
Jack Henry & Associates, Inc.	8,500		288,065
MICROS Systems, Inc.*	9,000		444,870
NCR Corp.*	14,100		265,644
Riverbed Technology, Inc.*	8,400		316,260
Skyworks Solutions, Inc.*	8,300		269,086
Solera Holdings, Inc.	6,900		352,590
Tech Data Corp.*	2,000		101,720
Teradyne, Inc.*	11,000		195,910
TIBCO Software, Inc.*	16,200		441,450
VeriFone Holdings, Inc.*	3,200		175,840
Vishay Intertechnology, Inc.*	13,500		239,490
Zebra Technologies Corp., Class A*	4,400		172,656
Total Information Technology			7,793,352
Materials - 6.7%
Cabot Corp.	8,600		398,094
Cytec Industries, Inc.	3,300		179,421
Domtar Corp.	4,300		394,654
International Flavors & Fragrances, Inc.	1,000		62,300
Lubrizol Corp.	2,400		321,504
Reliance Steel & Aluminum Co.	4,200		242,676
Rock-Tenn Co., Class A	2,100	[2]	145,635
Sonoco Products Co.	11,100		402,153
Steel Dynamics, Inc.	7,100		133,267
Westlake Chemical Corp.	7,100		399,020
Worthington Industries, Inc.	18,300		382,836
Total Materials			3,061,560
Telecommunication Services - 0.6%
MetroPCS Communications, Inc.*	16,300		264,712
Utilities - 6.4%
AGL Resources, Inc.	2,500		99,600
American Water Works Co., Inc.	10,000		280,500
Energen Corp.	5,400		340,848
Idacorp, Inc.	9,300		354,330
Integrys Energy Group, Inc.	6,200		313,162
NiSource, Inc.	28,600		548,548

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Utilities - 6.4% (continued)
Northeast Utilities	17,300		$598,580
NV Energy, Inc.	13,600		202,504
Pepco Holdings, Inc.	4,300		80,195
Piedmont Natural Gas Co.	2,600	[2]	78,910
Total Utilities			2,897,177
Total Common Stocks (cost $35,004,586)			44,589,414
Short-Term Investments - 4.0%[3]
BNY Institutional Cash Reserves Fund, Series B* [7],[12]	159,721		127,534
BNY Mellon Overnight Government Fund, 0.17%[7]	1,060,000		1,060,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	624,326		624,326
Total Short-Term Investments (cost $1,844,047)			1,811,860
Total Investments - 101.9% (cost $36,848,633)			46,401,274
Other Assets, less Liabilities - (1.9)%			(883,482)
Net Assets - 100.0%			$45,517,792

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 55.3%
Consumer Discretionary - 5.1%
Advance Auto Parts, Inc.	500		$32,810
Brinker International, Inc.	5,000		126,500
Coach, Inc.	500		26,020
Interpublic Group of Companies, Inc.*	9,800		123,186
Liberty Global, Inc., Class A*	3,200	[2]	132,512
Macy’s, Inc.	2,200		53,372
Ross Stores, Inc.	1,400		99,568
Signet Jewelers, Ltd.*	900		41,418
Stanley Black & Decker, Inc.	1,100		84,260
Starbucks Corp.	3,500		129,325
Time Warner, Inc.	1,500		53,550
TRW Automotive Holdings Corp.*	1,300		71,604
Total Consumer Discretionary			974,125
Consumer Staples - 5.5%
Altria Group, Inc.	2,920		76,008
Coca-Cola Co., The	1,700		112,795
Coca-Cola Enterprises, Inc.	1,900		51,870
Colgate-Palmolive Co.	600		48,456
Corn Products International, Inc.	1,600		82,912
Dr Pepper Snapple Group, Inc.	1,100		40,876
Estee Lauder Co., Class A	850		81,906
Herbalife, Ltd.	1,250		101,700
Hormel Foods Corp.	2,600		72,384
Kroger Co., The	1,900		45,543
Lorillard, Inc.	1,200		114,012
McCormick & Co., Inc.	700		33,481
Wal-Mart Stores, Inc.	4,000		208,200
Total Consumer Staples			1,070,143
Energy - 6.5%
Chevron Corp.	1,600		171,888
ConocoPhillips Co.	3,400		271,524
Devon Energy Corp.	1,600		146,832
Exxon Mobil Corp.	2,720		228,833
Halliburton Co.	1,800		89,712
Helmerich & Payne, Inc.	1,300		89,297
Patterson-UTI Energy, Inc.	4,300		126,377
Tesoro Corp.*	2,600		69,758
Valero Energy Corp.	2,200		65,604
Total Energy			1,259,825

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 8.7%
American Financial Group, Inc.	2,600	$91,052
Annaly Capital Management, Inc.	3,700	64,565
Berkshire Hathaway, Inc., Class B*	700	58,541
Capital One Financial Corp.	2,800	145,488
Citigroup, Inc.*	35,300	156,026
Commonwealth REIT	3,700	96,089
Endurance Specialty Holdings, Ltd.	300	14,646
Goldman Sachs Group, Inc.	505	80,027
JPMorgan Chase & Co.	4,748	218,883
KeyCorp	23,100	205,128
M&T Bank Corp.	800	70,776
Prudential Financial, Inc.	800	49,264
Public Storage, Inc.	500	55,455
Rayonier, Inc.	400	24,924
RenaissanceRe Holdings, Ltd.	2,200	151,778
SLM Corp.*	3,500	53,550
Travelers Companies, Inc., The	1,500	89,220
Wells Fargo & Co.	1,500	47,550
Total Financials		1,672,962
Health Care - 6.3%
AmerisourceBergen Corp.	5,200	205,712
Amgen, Inc.*	1,700	90,865
Biogen Idec, Inc.*	1,500	110,085
CR Bard, Inc.	1,100	109,241
Hill-Rom Holdings, Inc.	1,300	49,374
Humana, Inc.*	1,700	118,898
Johnson & Johnson	4,200	248,850
Medco Health Solutions, Inc.*	1,400	78,624
Pfizer, Inc.	9,757	198,165
Total Health Care		1,209,814
Industrials - 6.3%
Caterpillar, Inc.	800	89,080
Chicago Bridge & Iron Co., N.V.*	1,500	60,990
General Dynamics Corp.	1,100	84,216
General Electric Co.	8,600	172,430
Grainger (W.W.), Inc.	1,100	151,448
Huntington Ingalls Industries, Inc.*	417	17,292
KBR, Inc.	1,500	56,655
Manpower, Inc.	400	25,152
Northrop Grumman Corp.	2,500	156,775

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials - 6.3% (continued)
Timken Co.	4,100	$214,430
Union Pacific Corp.	600	58,998
United Parcel Service, Inc., Class B	1,700	126,344
Total Industrials		1,213,810
Information Technology - 10.8%
Accenture PLC, Class A	3,400	186,898
Altera Corp.	3,700	162,874
Apple, Inc.*	785	273,533
Automatic Data Processing, Inc.	1,100	56,441
Cognizant Technology Solutions Corp.*	900	73,260
F5 Networks, Inc.*	800	82,056
Google, Inc.*	160	93,794
International Business Machines Corp.	1,700	277,219
Linear Technology Corp.	3,700	124,431
MICROS Systems, Inc.*	800	39,544
Microsoft Corp.	7,650	194,004
NetApp, Inc.*	2,000	96,360
Oracle Corp.	3,900	130,143
QUALCOMM, Inc.	2,200	120,626
Visa, Inc., Class A	1,700	125,154
Vishay Intertechnology, Inc.*	2,500	44,350
Total Information Technology		2,080,687
Materials - 2.7%
Alcoa, Inc.	3,800	67,070
Domtar Corp.	900	82,602
E.I. du Pont de Nemours & Co.	3,200	175,904
Freeport McMoRan Copper & Gold, Inc., Class B	1,600	88,880
PPG Industries, Inc.	600	57,126
Steel Dynamics, Inc.	2,100	39,417
Total Materials		510,999
Telecommunication Services - 1.5%
MetroPCS Communications, Inc.*	2,300	37,352
Verizon Communications, Inc.	6,700	258,218
Total Telecommunication Services		295,570
Utilities - 1.9%
Duke Energy Corp.	8,900	161,535
Integrys Energy Group, Inc.	1,700	85,867
NiSource, Inc.	2,700	51,786
Pepco Holdings, Inc.	3,600	67,140
Total Utilities		366,328
Total Common Stocks (cost $8,597,675)		10,654,263

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Corporate Bonds - 4.6%
Financials - 0.7%
American Express Co., 7.250%, 05/20/14	$50,000	$56,912
Credit Suisse New York, Medium Term Notes, 5.000%, 05/15/13	40,000	42,725
General Electric Capital Corp., Global Medium Term Notes, Series A, 6.750%, 03/15/32	10,000	11,021
JPMorgan Chase & Co., 6.000%, 01/15/18	15,000	16,470
Total Financials		127,128
Industrials - 3.6%
Altria Group, Inc., 9.700%, 11/10/18	23,000	30,291
AT&T, Inc., 5.100%, 09/15/14	80,000	87,554
AT&T, Inc., 6.700%, 11/15/13	65,000	73,211
Coca-Cola Enterprises, Inc., 7.375%, 03/03/14	50,000	58,014
E.I. du Pont de Nemours & Company, 5.000%, 01/15/13	6,000	6,415
Hewlett-Packard Co., 4.500%, 03/01/13	55,000	58,612
Honeywell International, Inc., 4.250%, 03/01/13	55,000	58,374
International Business Machines Corp., 5.600%, 11/30/39	20,000	20,984
Kellogg Co., 7.450%, 04/01/31	20,000	24,989
Kroger Co., The, 5.500%, 02/01/13	25,000	26,762
Kroger Co., The, 6.750%, 04/15/12	40,000	42,397
McDonald’s Corp., 4.300%, 03/01/13	40,000	42,273
McDonald’s Corp., 6.300%, 10/15/37	20,000	23,067
TransCanada Pipelines Ltd., 4.875%, 01/15/15	45,000	49,073
United Parcel Service, Inc., 6.200%, 01/15/38	20,000	22,449
Wal-Mart Stores, Inc., 6.500%, 08/15/37	20,000	22,841
Wyeth, 5.250%, 03/15/13	40,000	43,375
Total Industrials		690,681
Utilities - 0.3%
Florida Power & Light Co., 4.850%, 02/01/13	45,000	47,842
Georgia Power Co., Series 2010B, 5.400%, 06/01/40	20,000	19,758
Total Utilities		67,600
Total Corporate Bonds (cost $834,270)		885,409
Asset-Backed Securities - 0.1%
Harley-Davidson Motorcycle Trust 2006-2, Class A2, 5.350%, 03/15/13 (cost $23,142)	23,160	23,202
Mortgage-Backed Securities - 1.9%
CSFB Mortgage Securities Corp., Series 2005-C2, Class A3, 4.691%, 04/15/37	66,339	67,179
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	13,552	13,838
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	104,671	105,750
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.317%, 06/10/36[9]	80,000	85,705
JPMorgan Chase Mortgage Securities Corp., Series 2002-C2, Class A2, 5.050%, 12/12/34	90,000	93,874
Total Mortgage-Backed Securities (cost $397,915)		366,346

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
U.S. Government and Agency Obligations - 35.2%
Federal Home Loan Bank - 1.9%
FHLB, 4.000%, 09/06/13	$280,000		$298,849
FHLB, 5.375%, 05/18/16	65,000		74,063
Total Federal Home Loan Bank			372,912
Federal Home Loan Mortgage Corporation - 5.1%
FHLMC, 1.625%, 09/26/12	100,000		101,498
FHLMC, 3.750%, 03/27/19	215,000	[2]	222,004
FHLMC, 4.375%, 07/17/15	55,000		60,206
FHLMC, 4.500%, 01/15/14 to 11/01/24	214,645		232,128
FHLMC, 4.750%, 11/17/15	145,000		160,811
FHLMC, 5.000%, 12/01/20	57,488		61,462
FHLMC, 5.125%, 07/15/12	35,000		37,125
FHLMC, 6.000%, 01/01/38	58,312		63,468
FHLMC Gold Pool, 6.000%, 04/01/38	42,464		46,192
Total Federal Home Loan Mortgage Corporation			984,894
Federal National Mortgage Association - 20.4%
FNMA, 2.875%, 12/11/13	45,000		46,960
FNMA, 3.630%, 02/12/13	65,000		68,329
FNMA, 4.000%, 10/01/20 to 11/01/40	392,443		392,794
FNMA, 4.375%, 03/15/13	160,000		170,991
FNMA, 4.500%, 11/01/19 to 11 /01/40	865,412		885,359
FNMA, 5.000%, 05/11/17 to 08/01/40	908,971		971,171
FNMA, 5.375%, 07/15/16 to 06/12/17	545,000		621,573
FNMA, 5.500%, 02/01/22 to 06/01/38	494,527		531,009
FNMA, 6.000%, 03/01/37 to 06/01/38	177,714		194,299
FNMA, 6.500%, 03/01/37	49,380		55,528
Total Federal National Mortgage Association			3,938,013
United States Treasury Securities - 7.8%
U.S. Treasury Bonds, 3.500% 02/05/39	515,000		431,876
U.S. Treasury Notes, 2.125%, 02/29/16	5,000		4,985
U.S. Treasury Notes, 2.250%, 05/31/14	445,000		457,550
U.S. Treasury Notes, 2.625%, 08/15/20	306,100		287,208
U.S. Treasury Notes, 2.750%, 02/28/18	55,000		54,592
U.S. Treasury, Principal Only Strip, 08/15/39	1,000,000		259,185
Total United States Treasury Treasury Securties			1,495,396
Total U.S. Government and Agency Obligations (cost $6,819,443)			6,791,215

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Short-Term Investments - 3.9%[3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	28,392	$22,670
BNY Mellon Overnight Government Fund, 0.17%[7]	224,000	224,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	504,564	504,564
Total Short-Term Investments (cost $756,956)		751,234
Total Investments - 101.0% (cost $17,429,401)		19,471,669
Other Assets, less Liabilities - (1.0)%		(190,663)
Net Assets - 100.0%		$19,281,006

Managers High Yield Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 97.6%
Financials - 12.2%
Alliance Laundry Systems LLC, Term Loan, Class B, 6.250%, 09/10/16, (04/06/11)[6]	$149,018		$150,694
Ally Financial, Inc., 6.250%, 12/01/17 (a)	85,000		86,700
Bank of America Corp., 8.000%, 12/29/49[9]	90,000		96,911
Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (a)	90,000		94,050
Caesars Entertainment Operating Co., Inc., Term B-3 Loan, 3.303%, 01/28/15, (04/26/11)[6]	117,544		109,078
Caesars Entertainment Operating Co., Inc., Term B-3 Loan, 3.307%, 01/28/15, (06/30/11)[6]	375		347
CIT Group, Inc., 6.625%, 04/01/18 (a)	30,000	[2]	30,481
CIT Group, Inc., 7.000%, 05/01/15	25,789		26,079
CIT Group, Inc., 7.000%, 05/01/16	327,983		329,213
CIT Group, Inc., 7.000%, 05/01/17	180,176		180,852
Citigroup Capital XXI, 8.300%, 12/21/57[9]	85,000		88,825
Claire’s Escrow Corp., 8.875%, 03/15/19 (a)	60,000	[2]	57,600
Clear Channel Communications, Inc. Term Loan B, 3.896%, 01/29/16, (04/28/11)[6]	36,740		32,387
First Data Corp. Term Loan B-2, 3.002%, 09/24/14, (04/26/11)[6]	56,615		54,333
Ford Motor Credit Co. LLC, 6.625%, 08/15/17	235,000		251,130
Ford Motor Credit Co. LLC, 7.000%, 04/15/15	110,000		119,172
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	170,000		193,124
GMAC, Inc., 6.750%, 12/01/14	417,000		441,499
Host Hotels & Resorts, L.P., 6.375%, 03/15/15	130,000		133,412
Host Hotels & Resorts, L.P., 9.000%, 05/15/17	30,000	[2]	33,975
Ineos Holdings, Ltd., Term Loan, Class B-2, 7.500%, 12/16/13, (04/28/11)[6]	143,602		148,045
Ineos Holdings, Ltd., Term Loan, Class C-2, 8.000%, 12/16/14, (04/28/11)[6]	164,264		169,346
International Lease Finance Corp., 7.125%, 09/01/18 (a)	25,000		26,987
International Lease Finance Corp., 8.250%, 12/15/20	40,000		43,900
International Lease Finance Corp., 8.625%, 09/15/15 (a)	130,000		143,325
International Lease Finance Corp., 8.750%, 03/15/17 (a)	195,000		219,862
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (a)	55,000		56,375
Nuveen Investments, Inc., 2nd Lien Term Loan, 12.500%, 07/21/15	70,000		75,250
Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18 (a)	65,000		70,850
Realogy Corp.,7.875%, 02/15/19 (a)	110,000	[2]	109,725
Regions Financial Corp., 5.750%, 06/15/15	45,000		45,886
Texas Competitive Electric Holdings, Term Loan, Class B-2, 3.746%, 10/10/14, (04/28/11)[6]	5,823		4,915
Texas Competitive Electric Holdings, Term Loan, Class B-2, 3.759%, 10/10/14, (04/11/11)[6]	64,204		54,195
Texas Competitive Electric Holdings, Term Loan, Class B-2, 3.803%, 12/14/13, (04/11/11)[6]	90,523		76,411
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/18/17, (06/29/11)[6]	45,000		45,900
Total Financials			3,800,834

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 83.3%
ACCO Brands Corp., 7.625%, 08/15/15	$65,000		$66,625
ACCO Brands Corp., 10.625%, 03/15/15	95,000		107,588
Accellent, Inc., 8.375%, 02/01/17	45,000		48,488
Accellent, Inc., 10.000%, 11/01/17 (a)	85,000		85,425
Aeroflex, Inc., 11.750%, 02/15/15	145,000		158,412
Aircastle, Ltd., 9.750%, 08/01/18	55,000		61,188
Aleris International, Inc., 7.625%, 02/15/18 (a)	15,000		15,112
Alliant Techsystems, Inc., 6.750%, 04/01/16	120,000		123,750
AMC Entertainment, Inc., 8.750%, 06/01/19	10,000		10,900
AMC Entertainment, Inc., 9.750%, 12/01/20 (a)	90,000		96,750
American Axle & Manufacturing, Inc., 7.875%, 03/01/17	95,000	[2]	96,900
American Axle & Manufacturing, Inc., 9.250%, 01/15/17 (a)	20,000		22,300
American Tire Distributors, Inc., 9.750%, 06/01/17	65,000		71,825
Amerstar Casinos, Inc., 7.500%, 04/15/21	95,000		94,169
Amkor Technologies, Inc., 7.375%, 05/01/18	115,000	[2]	119,600
Amsted Industries, Inc., 8.125%, 03/15/18 (a)	60,000		64,275
Arch Coal, Inc., 8.750%, 08/01/16	135,000		151,538
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000		217,500
Ashland, Inc., 9.125%, 06/01/17	30,000		34,575
Ashtead Capital, Inc., 9.000%, 08/15/16 (a)	70,000		74,025
Aspect Software, Inc., 10.625%, 05/15/17 (a)	55,000		59,125
Associated Materials, Inc., 9.125%, 11/01/17 (a)	85,000		91,162
Atkore International, Inc., 9.875%, 01/01/18 (a)	75,000		80,438
Avaya, Inc., 7.000%, 04/01/19 (a)	80,000		78,400
Avaya, Inc., 9.750%, 11/01/15	65,000		66,381
Avaya, Inc., 10.125%, 11/01/15[10]	94,893		97,503
Avis Budget Car Rental LLC, 7.750%, 05/15/16	110,000		113,988
Avis Budget Car Rental LLC, 8.250%, 01/15/19	45,000		47,362
Avis Budget Car Rental LLC, 9.625%, 03/15/18	40,000		44,400
AWAS Aviation Capital, Ltd., 7.000%, 10/15/16 (a)	100,000		100,500
B&G Foods, Inc., 7.625%, 01/15/18	30,000		32,475
Bausch & Lomb, Inc., 9.875%, 11/01/15	65,000		70,038
BE Aerospace, Inc., 6.875%, 10/01/20	25,000		26,000
Belden, Inc., 9.250%, 06/15/19	75,000		83,531
Berry Plastics Corp., 9.750%, 01/15/21 (a)	55,000		54,725
Biomet, Inc., 10.375%, 10/15/17[10]	370,000		408,388
Blue Merger Sub, Inc., 7.625%, 02/15/19 (a)	55,000		56,031
Bon-Ton Stores, Inc., The, 10.250%, 03/15/14	85,000	[2]	87,550
Breitburn Energy Partners, L.P., 8.625%, 10/15/20	95,000		99,988
Brigham Exploration Co., 8.750%, 10/01/18 (a)	70,000		78,050

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 83.4% (continued)
Building Materials Corp. of America, 6.875%, 08/15/18 (a)	$85,000		$87,338
BWAY Holding Co., 10.000%, 06/15/18 (a)	110,000		121,550
Caesars Entertainment Inc., 10.000%, 12/15/18	72,000	[2]	66,060
Caesars Entertainment Inc., 11.250%, 06/01/17	185,000		211,131
Case New Holland, Inc., 7.875%, 12/01/17 (a)	80,000		89,300
CCH II LLC & CCH II Capital Corp., 13.500%, 11/30/16	25,000		30,062
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19 (a)	30,000		30,825
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	40,000		41,200
CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17	10,000		10,500
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 04/30/18	200,000		213,500
Central Garden & Pet Co., 8.250%, 03/01/18	85,000		89,462
Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17 (a)	110,000		115,225
Chesapeake Energy Corp., 6.625%, 08/15/20	5,000		5,350
Chesapeake Energy Corp., 6.875%, 08/15/18	40,000		43,700
Chesapeake Energy Corp., 7.250%, 12/15/18	75,000		84,188
Chinos Acquisition Corp., 8.125%, 03/01/19 (a)	70,000	[2]	69,038
Chiquita Brands International, Inc., 8.875%, 12/01/15	165,000		170,775
Cincinnati Bell, Inc., 8.375%, 10/15/20	110,000		108,350
Citizens Communications Co., 6.625%, 03/15/15	90,000	[2]	94,275
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 01/15/16 (a)	70,000	[2]	72,625
Clean Harbors, Inc., 7.625%, 08/15/16	61,000		65,041
Clean Harbors, Inc., 7.625%, 08/15/16 (a)	35,000		37,319
Clear Channel Communications, Inc., 9.000%, 03/01/21 (a)	75,000		75,188
Clear Channel Worldwide Holdings, Inc., Series B, 9.250%, 12/15/17	225,000		247,781
Clearwater Paper Corp., 7.125%, 11 /01/18 (a)	5,000		5,262
Clearwater Paper Corp., 10.625%, 06/15/16	85,000		96,475
Clearwire Communications LLC, 12.000%, 12/01/15 (a)	185,000		200,725
Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/17 (a)	35,000	[2]	37,494
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	65,000		71,175
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000		56,856
Commscope, Inc., 8.250%, 01/15/19 (a)	80,000		84,000
Community Health Systems, Inc., 8.875%, 07/15/15	155,000		163,912
Constellation Brands, Inc., 7.125%, 09/01/16	60,000		65,175
Constellation Brands, Inc., 7.250%, 05/15/17	100,000		109,000
Cricket Communications, Inc. 7.750%, 10/15/20	35,000	[2]	35,350
Crosstex Energy, L.P., 8.875%, 02/15/18	115,000		125,925
Dana Holding Corp., 6.500%, 02/15/19	45,000		45,000
Dana Holding Corp., 6.750%, 02/15/21	15,000		15,075
DaVita, Inc., 6.375%, 11/01/18	45,000		45,562
DaVita, Inc., 6.625%, 11/01/20	10,000		10,175
Denbury Resources, Inc., 9.750%, 03/01/16	50,000		56,625

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 83.4% (continued)
Digicel Group, Ltd., 10.500%, 04/15/18 (a)	$100,000		$115,000
DineEquity, Inc., 9.500%, 10/30/18 (a)	60,000		65,400
Diversey, Inc., 8.250%, 11/15/19	110,000		118,525
DJO Finance LLC, 10.875% 11/15/14	65,000		71,175
Dole Food Co., Inc., 8.000%, 10/01/16 (a)	40,000		42,650
Dole Food Co., Inc., 13.875%, 03/15/14	36,000		43,740
Dunkin Finance Corp., 9.625%, 12/01/18 (a)	73,000	[2]	74,734
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000		163,850
EchoStar Communications Corp., 7.125%, 02/01/16	315,000		337,838
EchoStar DBS Corp., 7.750%, 05/31/15	325,000		357,500
El Paso Natural Gas Co., 7.250%, 06/01/18	65,000		73,386
EV Energy Partners, L.P./EV Energy Finance Corp., 8.000%, 04/15/19 (a)	50,000	[2]	51,000
EXCO Resources, Inc., 7.500%, 09/15/18	25,000		25,500
Fidelity National Information Services, Inc., 7.625%, 07/15/17	15,000		16,331
Fidelity National Information Services, Inc., 7.875%, 07/15/20	10,000		10,975
First Data Corp., 7.375%, 06/15/19 (a)	30,000		30,562
First Data Corp., 8.250%, 01/15/21 (a)	118,000	[2]	118,295
First Data Corp., 8.750%, 01/15/22 (a)[10]	120,000	[2]	120,000
First Data Corp., 8.875%, 08/15/20 (a)	85,000		93,712
First Data Corp., 12.625%, 01/15/21 (a)	240,000		261,600
Forest Oil Corp., 7.250%, 06/15/19	25,000		26,250
Fortescue Metals Group Resources Pty., Ltd., 6.875%, 02/01/18 (a)	50,000		52,375
Fortescue Metals Group Resources Pty., Ltd., 7.000%, 11/01/15 (a)	25,000		26,062
Freescale Semiconductor, Inc., 9.250%, 04/15/18 (a)	210,000	[2]	231,000
GCI, Inc., 8.625%, 11/15/19	105,000	[2]	115,762
General Cable Corp., 7.125%, 04/01/17	105,000		108,806
Geo Group, Inc., The, 7.750%, 10/15/17	105,000		112,481
Georgia-Pacific Corp., 8.250%, 05/01/16, (a)	20,000		22,650
Giraffe Acquisition Corp., 9.125%, 12/01/18 (a)	70,000	[2]	68,250
GMX Resources, Inc., 11.375%, 02/15/19 (a)	35,000		34,212
Goodyear Tire & Rubber Co., The, 8.250%, 08/15/20	90,000	[2]	96,750
Goodyear Tire & Rubber Co., The, 8.750%, 08/15/20	10,000		11,075
Goodyear Tire & Rubber Co., The, 10.500%, 05/15/16	45,000		50,625
Graham Packaging Co., L.P., 8.250%, 01/01/17	90,000		96,975
Graham Packaging Co., L.P., 8.250%, 10/01/18	15,000		16,162
Graham Packaging Co., L.P./GPC Capital Corp. I, 9.875%, 10/15/14	105,000		109,069
Graphic Packaging International, Inc., 7.875%, 10/01/18	35,000		37,669
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (a)	70,000		71,225
Griffon Corp., 7.125%, 04/01/18 (a)	55,000		56,238
GWR Operating Partnership, L.L.L.P., 10.875%, 04/01/17	65,000		70,769
GXS Worldwide, Inc., 9.750%, 06/15/15	85,000		86,912

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 83.4% (continued)
Hanesbrands, Inc., 8.000%, 12/15/16	$130,000		$141,538
HCA Holdings, Inc., 7.750%, 05/15/21 (a)	120,000		125,700
HCA, Inc., 9.625%, 11/15/16[10]	723,000		780,840
Health Management Associates, Inc., 6.125%, 04/15/16	195,000		202,312
HealthSouth Corp., 7.250%, 10/01/18	50,000		51,938
HealthSouth Corp., 7.750%, 09/15/22	50,000		52,250
Hertz Corp., 6.750%, 04/15/19 (a)	15,000		14,944
Hertz Corp., 7.500%, 10/15/18 (a)	145,000		150,800
Hertz Corp., 8.875%, 01/01/14	32,000		32,960
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20 (a)	50,000		51,969
Hillman Group, Inc., 10.875%, 06/01/18	60,000		66,900
Hillman Group, Inc., 10.875%, 06/01/18 (a)	15,000		16,725
Huntsman International LLC, 5.500%, 06/30/16	55,000		54,312
Huntsman International LLC, 7.375%, 01/01/15	19,000		19,522
Huntsman International LLC, 8.625%, 03/15/20	45,000	[2]	49,275
Huntsman International LLC, 8.625%, 03/15/21 (a)	25,000		27,375
Ineos Group Holdings PLC, 8.500%, 02/15/16 (a)	100,000		101,375
Inergy L.P./lnergy Finance Corp., 7.000%, 10/01/18 (a)	70,000		73,150
Inergy L.P./lnergy Finance Corp., 8.750%, 03/01/15	16,000		17,360
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	190,000		203,538
Intelsat Jackson Holdings, S.A., 7.250%, 04/01/19 (a)	60,000		60,375
Intelsat Jackson Holdings, S.A., 7.250%, 10/15/20 (a)	75,000		75,375
Intelsat Jackson Holdings, Ltd., 9.500%, 06/15/16	310,000		328,600
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 01/15/15 (a)	35,000		36,138
Interactive Data Corp., 10.250%, 08/01/18 (a)	105,000		117,075
Interline Brands, Inc., 7.000%, 11/15/18	75,000		77,250
Iron Mountain, Inc., 8.750%, 07/15/18	190,000		200,925
ITC Deltacom, Inc., 10.500%, 04/01/16	65,000		71,988
J.C. Penney Co., Inc., 5.750%, 02/15/18	10,000		10,125
J.C. Penney Co., Inc., 7.950%, 04/01/17	75,000		84,188
James River Escrow, Inc., 7.875%, 04/01/19 (a)	60,000	[2]	62,400
Jarden Corp., 7.500%, 05/01/17	105,000	[2]	112,612
Jarden Corp., 8.000%, 05/01/16	40,000		43,950
JDA Software Group, Inc., 8.000%, 12/15/14	60,000		66,000
Key Energy Services, Inc., 6.750%, 03/01/21	20,000		20,400
Libbey Glass, Inc., 10.000%, 02/15/15	91,000		99,645
Limited Brands, Inc., 6.625%, 04/01/21	30,000		30,825
Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (a)	40,000		42,900
Lucent Technologies, Inc., 6.450%, 03/15/29	155,000		134,075
Lyondell Chemical Co., 11.000%, 05/01/18	164,918		185,945

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 83.4% (continued)
MagnaChip Semiconductor Corp., 10.500%, 04/15/18	$125,000		$140,312
Manitowoc Co., Inc., 8.500%, 11/01/20	70,000		75,425
Manitowoc Co., Inc., 9.500%, 02/15/18	55,000	[2]	61,050
Marina District Finance Co., Inc., 9.500%, 10/15/15 (a)	35,000	[2]	36,794
Marina District Finance Co., Inc., 9.875%, 08/15/18 (a)	125,000	[2]	131,406
MarkWest Energy Partners LP, 8.750%, 04/15/18	120,000		131,400
Masco Corp., 7.125%, 03/15/20	20,000		20,732
MEMC Electronic Materials, Inc. 7.750%, 04/01/19 (a)	65,000		66,869
MetroPCS Wireless, Inc., 7.875%, 09/01/18	140,000	[2]	150,500
MGM Mirage, Inc., 6.875%, 04/01/16	40,000		37,400
MGM Mirage, Inc., 7.500%, 06/01/16	150,000		142,500
MGM Mirage, Inc., 11.125%, 11/15/17	160,000		184,000
MGM Resorts International, 9.000%, 03/15/20	50,000		55,062
Michael Foods, Inc., 9.750%, 07/15/18 (a)	65,000		71,338
Michaels Stores, Inc., 7.750%, 11/01/18 (a)	95,000	[2]	97,375
Michaels Stores, Inc., 13.000%, 11/01/16 (b)	40,000		41,000
Mueller Water Products, Inc., 8.750%, 09/01/20	40,000		44,700
Mylan, Inc., 7.625%, 07/15/17 (a)	25,000		27,031
Mylan, Inc., 7.875%, 07/15/20 (a)	90,000		98,325
Neiman Marcus Group, Inc., The, 9.000%, 10/15/15[10]	114,897	[2]	120,642
NewPage Corp., 11.375%, 12/31/14	50,000		50,312
Nexstar Broadcasting, Inc., 8.875%, 04/15/17	75,000		81,562
Noranda Aluminium Acquisition Corp., 5.193%, 05/15/15[10]	203,822		197,198
Nova Chemicals Corp., 8.625%, 11/01/19	40,000	[2]	44,950
Novelis, Inc., 8.375%, 12/15/17 (a)	70,000		76,125
Novelis, Inc., 8.750%, 12/15/20 (a)	90,000		99,450
NXP B.V./NXP Funding LLC, 9.500%, 10/15/15	75,000		79,875
NXP B.V./NXP Funding LLC, 9.750%, 08/01/18 (a)	165,000		185,625
NXP B.V./NXP Funding LLC, 10.000%, 07/15/13 (a)	75,000		83,625
Oshkosh Corp., 8.250%, 03/01/17	45,000		49,725
P.H. Glatfelter Co., 7.125%, 05/01/16	115,000		118,594
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	70,000		71,925
PAETEC Holding Corp., 8.875%, 06/30/17	70,000		75,775
PAETEC Holding Corp., 9.500%, 07/15/15	45,000	[2]	47,362
PAETEC Escrow Corp., 9.875%, 12/01/18 (a)	100,000	[2]	106,000
Parker Drilling Co., 9.125%, 04/01/18	40,000		43,200
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	85,000		91,375
Petrohawk Energy Corp., 7.250%, 08/15/18	20,000		20,700
Petrohawk Energy Corp., 7.875%, 06/01/15	170,000		181,050
Plains Exploration & Production Co., 7.000%, 03/15/17	70,000		72,625
Plains Exploration & Production Co., 7.750%, 06/15/15	25,000		26,219

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 83.4% (continued)
Ply Gem Industries, Inc., 8.250%, 02/15/18 (a)	$65,000		$67,112
Polymer Group, Inc., 7.750%, 02/01/19 (a)	65,000		67,356
PolyOne Corp., 7.375%, 09/15/20	35,000	[2]	36,925
Polypore International, Inc., 7.500%, 11/15/17 (a)	85,000		89,675
Quebecor Media, Inc., 7.750%, 03/15/16	250,000		260,625
Quebecor World, Escrow, 6.500%, 08/01/27*	165,000		10,106
Qwest Communications International, Inc., 7.500%, 02/15/14	135,000		137,781
Radiation Therapy Services, Inc., 9.875%, 04/15/17	90,000		92,250
RailAmerica, Inc., 9.250%, 07/01/17	73,000		81,121
Rain Cll Carbon LLC/Rain Cll Carbon Corp., 8.000%, 12/01/18 (a)	30,000		32,250
RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	150,000		162,750
Reichhold Industries, Inc., 9.000%, 08/15/14 (a)	235,000		208,269
Rental Service Corp., 9.500%, 12/01/14	87,000	[2]	91,568
Reynolds Group Holdings, Ltd., 8.250%, 02/15/21 (a)	100,000		99,500
Reynolds Group Issuer, Inc., 8.500%, 05/15/18 (a)	205,000		208,588
Rite Aid Corp., 7.500%, 03/01/17	45,000	[2]	45,225
Rite Aid Corp., 8.000%, 08/15/20	75,000	[2]	79,781
Rite Aid Corp., 9.500%, 06/15/17	30,000		27,112
Rite Aid Corp., 10.250%, 10/15/19	15,000		16,481
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21 (a)	30,000		31,350
Sally Holdings LLC, 9.250%, 11/15/14	40,000		42,150
SandRidge Energy, Inc., 7.500%, 03/15/21 (a)	45,000		46,744
SandRidge Energy, Inc., 8.000%, 06/01/18 (a)	30,000		31,575
SBA Telecommunications, Inc., 8.000%, 08/15/16	30,000		32,812
SBA Telecommunications, Inc., 8.250%, 08/15/19	20,000		22,200
Scotts Miracle-Gro Co., The, 7.250%, 01/15/18	20,000		21,350
Sealy Mattress Co., 8.250%, 06/15/14	315,000		319,725
Sequa Corp., 11.750%, 12/01/15 (a)	90,000		97,650
Service Corp. International, 6.750%, 04/01/15	175,000		187,250
Service Corp. International, 7.000%, 06/15/17	60,000		64,500
Service Corp. International, 7.000%, 05/15/19	40,000		42,200
ServiceMaster Co., 10.750%, 07/15/15 (a)[10]	130,000		138,775
Simmons Bedding Co., 11.250%, 07/15/15 (a)	235,000		254,681
Sinclair Television Group, Inc., 8.375%, 10/15/18 (a)	25,000		26,562
Sinclair Television Group, Inc., 9.250%, 11/01/17 (a)	75,000		84,000
SM Energy Co., 6.625%, 02/15/19 (a)	20,000		20,575
Solo Cup Co., 10.500%, 11/01/13	100,000		105,000
Spectrum Brands, Inc., 9.500%, 06/15/18 (a)	55,000		60,912
Spectrum Brands, Inc., 12.000%, 08/28/19[10]	186,327		208,686
Spirit AeroSystems, Inc., 7.500%, 10/01/17	90,000		97,200
Sprint Capital Corp., 8.750%, 03/15/32	415,000		443,532

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 83.4% (continued)
SSI Investments II, Ltd./SSI Co-Issuer LLC, 11.125%, 06/01/18	$100,000		$112,500
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (a)	200,000		203,750
SunGard Data Systems, Inc., 7.375%, 11/15/18 (a)	80,000		82,200
SunGard Data Systems, Inc., 10.250%, 08/15/15	340,000		357,850
SUPERVALU, Inc., 8.000%, 05/01/16	200,000	[2]	201,000
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a)[10]	159,291		163,672
Syniverse Holdings, Inc., 9.125%, 01/15/19 (a)	40,000		42,600
Tenet Healthcare Corp., 8.875%, 07/01/19	20,000		22,900
Tenet Healthcare Corp., 9.250%, 01/01/15	230,000	[2]	254,438
Terex Corp., 8.000%, 11/15/17	75,000	[2]	79,406
Travelport LLC, 4.936%, 09/01/14, (06/01/11)[6]	60,000		54,675
Travelport LLC, 9.000%, 03/01/16	40,000		37,350
Travelport LLC, 11.875%, 09/01/16	5,000	[2]	4,688
Trilogy International Partners LLC, 10.250%, 08/15/16 (a)	10,000		10,400
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	60,000		63,600
TRW Automotive, Inc., 7.250%, 03/15/17 (a)	50,000		55,250
Uncle Acquisition 2010 Corp., 8.625%, 02/15/19 (a)	40,000		42,200
United Rentals North America, Inc., 8.375%, 09/15/20	25,000		26,250
United Rentals North America, Inc., 9.250%, 12/15/19	85,000		94,988
United Surgical Partners International, Inc., 8.875%, 05/01/17	15,000		15,806
United Surgical Partners International, Inc., 9.250%, 05/01/17[10]	145,000		154,062
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000		147,750
Valeant Pharmaceuticals International, Inc., 6.500%, 07/15/16 (a)	35,000		34,738
Valeant Pharmaceuticals International, Inc., 6.750%, 10/01/17 (a)	40,000		39,600
Valeant Pharmaceuticals International, Inc., 6.875%, 12/01/18 (a)	150,000		147,750
Valeant Pharmaceuticals International, Inc., 7.250%, 07/15/22 (a)	50,000		48,625
Vertellus Specialties, Inc., 9.375%, 10/01/15 (a)	75,000		80,438
Visant Corp., 10.000%, 10/01/17	150,000		162,750
Visteon Corp., 6.750%, 04/15/19 (a)	30,000		30,000
Wind Acquisition Finance, S.A., 11.750%, 07/15/17 (a)	200,000		231,000
Windstream Corp., 7.500%, 04/01/23 (a)	30,000		29,700
Windstream Corp., 7.750%, 10/01/21 (a)	100,000	[2]	102,125
Windstream Corp., 8.125%, 09/01/18	50,000		53,625
WMG Acquisition Corp., 9.500%, 06/15/16	75,000		79,688
Wynn Las Vegas LLC, 7.875%, 11/01/17	15,000	[2]	16,162
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	35,000		37,275
Yankee Acquisition Corp., Series B, 9.750%, 02/15/17	100,000		106,875
YCC Holdings LLC/Yankee Finance, Inc., 10.250%, 02/15/16 (a)[10]	15,000		15,188
Zayo Group LLC, 10.250%, 03/15/17	90,000		99,450
Total Industrials			25,962,574

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Utilities - 2.1%
AES Corp., 9.750%, 04/15/16	$125,000		$144,062
Aguila 3 SA, 7.875%, 01/31/18 (a)	20,000		20,500
Calpine Corp., 7.250%, 10/15/17 (a)	40,000		41,800
Calpine Corp., 7.500%, 02/15/21 (a)	60,000		62,400
Calpine Corp., 7.875%, 07/31/20 (a)	65,000		69,388
Energy Future Holdings Corp., 10.250%, 01/15/20	50,000		53,234
Energy Future Intermediate Holding Co. LLC, 10.000%, 12/01/20	56,000		59,622
NRG Energy, Inc., 7.375%, 02/01/16	105,000		108,938
NRG Energy, Inc., 7.625%, 01/15/18 (a)	30,000		31,162
NRG Energy, Inc., 8.250%, 09/01/20 (a)	55,000		57,475
Total Utilities			648,581
Total Corporate Bonds (cost $28,185,623)			30,411,989

	Shares
Common Stocks - 0.6%
Consumer Discretionary - 0.1%
Dex One Corp.*	3,380	[2]	16,359
Information Technology - 0.2%
Flextronics International, Ltd.*	10,500		78,435
Materials - 0.3%
Huntsman Corp.	5,000		86,901
Total Common Stocks (cost $455,793)			181,695
Short-Term Investments - 12.5%[3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	87,750		70,066
BNY Mellon Overnight Government Fund, 0.17%[7]	3,551,000		3,551,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	266,948		266,948
Total Short-Term Investments (cost $3,905,698)			3,888,014
Total Investments - 110.7% (cost $32,547,114)			34,481,698
Other Assets, less Liabilities - (10.7)%			(3,340,066)
Net Assets - 100.0%			$31,141,632

Managers Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Principal Amount			Value
Corporate Bonds - 75.1%
Financials - 25.1%
AgriBank FCB, 9.125%, 07/15/19		$810,000		$968,501
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		600,000		633,811
American General Finance Corp., Medium Term Notes, Series I, 4.875%, 07/15/12		400,000	[2]	395,000
American General Finance Corp., Medium Term Notes, Series J, 5.200%, 12/15/11		100,000	[2]	100,250
American General Finance Corp., Medium Term Notes, Series G, 5.375%, 10/01/12		400,000		395,500
American General Finance Corp., Medium Term Notes, Series I, 5.850%, 06/01/13		100,000		98,250
American International Group, Inc., Euro Medium Term Notes, 5.000%, 04/26/23		750,000		1,041,369
American International Group, Inc., Medium Term Notes, Series MP, 5.450%, 05/18/17		30,000		30,876
Associates Corp. of North America, 6.950%, 11/01/18		650,000		727,511
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000		258,170
Bear Stearns Companies, Inc., The, 4.650%, 07/02/18		480,000		485,482
Camden Property Trust, 5.700%, 05/15/17		255,000		279,499
Cantor Fitzgerald, L.P., 6.375%, 06/26/15 (a)		910,000		916,809
Cantor Fitzgerald, L.P., 7.875%, 10/15/19 (a)[11]		700,000		728,472
Caterpillar Financial Services Corp., 6.125%, 02/17/14		615,000		693,187
Citigroup, Inc., 5.500%, 10/15/14		1,340,000		1,446,487
Citigroup, Inc., 5.850%, 12/11/34		75,000		73,775
Citigroup, Inc., 6.125%, 05/15/18		345,000		376,841
Citigroup, Inc., 6.125%, 08/25/36		935,000		894,404
Colonial Realty, L.P., 4.800%, 04/01/11		181,000		181,000
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		850,000		922,861
Duke Realty, L.P., 5.950%, 02/15/17		35,000		37,802
ERAC USA Finance Co., 6.375%, 10/15/17 (a)		240,000		269,423
ERAC USA Finance Co., 6.700%, 06/01/34 (a)		65,000		67,344
ERAC USA Finance Co., 7.000%, 10/15/37 (a)		925,000		1,010,984
ERP Operating, L.P., 5.125%, 03/15/16		15,000		16,126
ERP Operating, L.P., 5.750%, 06/15/17		70,000		77,170
GE Capital Australia Funding Pty., Ltd., Euro Medium Term Notes, 8.000%, 02/13/12	AUD	260,000		274,403
General Electric Capital Corp., Global Medium Term Notes, Series A, 0.603%, 05/13/24, (04/15/11)[6]		180,000		158,079
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		465,000		495,088
Highwoods Realty, L.P., 5.850%, 03/15/17		30,000		31,968
Highwoods Realty, L.P., 7.500%, 04/15/18		350,000		400,620
International Lease Finance Corp., 8.625%, 09/15/15 (a)		10,000		11,025
International Lease Finance Corp., Medium Term Notes, Series R, 5.650%, 06/01/14		105,000		106,050
iStar Financial, Inc., 0.805%, 10/01/12, (07/01/11)[6,13]		325,000		296,562
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		1,255,000		1,235,943
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14		410,000		443,801
Marsh & McLennan Companies, Inc., 5.875%, 08/01/33		1,230,000		1,161,355
MBIA Insurance Corp., 14.000%, 01/15/33 (a)[9]		25,000		14,125

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Financials - 25.1% (continued)
Merrill Lynch & Co., Inc., 6.110%, 01/29/37		$1,800,000	$1,712,529
Merrill Lynch & Co., Inc., Medium Term Notes, Series C, 6.050%, 06/01/34		1,100,000	1,014,344
Metlife, Inc., 6.400%, 12/15/36		340,000	329,154
Morgan Stanley, 4.750%, 04/01/14		540,000	563,080
Morgan Stanley, 5.500%, 07/24/20		1,800,000	1,801,980
Morgan Stanley, 5.950%, 12/28/17		200,000	215,127
Morgan Stanley, 6.625%, 04/01/18		160,000	176,107
Morgan Stanley, Global Medium Term Notes, Series F, 5.500%, 01/26/20		200,000	201,218
Morgan Stanley, Global Medium Term Notes, Series F, 5.625%, 09/23/19		500,000	511,522
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		620,000	629,308
National City Bank of Indiana, 4.250%, 07/01/18		395,000	390,110
Old Republic International Corp., 3.750%, 03/15/18[13]		2,620,000	2,642,926
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		895,000	970,551
ProLogis Trust, 5.625%, 11/15/15		15,000	15,935
ProLogis Trust, 5.750%, 04/01/16		15,000	16,129
Simon Property Group, L.P., 5.250%, 12/01/16		25,000	27,216
Simon Property Group, L.P., 5.750%, 12/01/15		85,000	94,633
Simon Property Group, L.P., 5.875%, 03/01/17		40,000	44,434
Simon Property Group, L.P., 6.100%, 05/01/16		100,000	113,131
SLM Corp., 0.603%, 01/27/14, (04/26/11)[6]		135,000	128,126
SLM Corp., 5.000%, 10/01/13		10,000	10,357
SLM Corp., 5.375%, 01/15/13		20,000	20,812
SLM Corp., 8.450%, 06/15/18		845,000	947,696
Sovereign Bank, 5.125%, 03/15/13		335,000	345,522
Springleaf Finance Corp., Medium Term Notes, Series J, 6.900%, 12/15/17		2,770,000	2,544,939
Standard Chartered Bank, 6.400%, 09/29/17 (a)		100,000	108,516
Standard Chartered PLC, 5.500%, 11/18/14 (a)		750,000	812,110
WEA Finance LLC / WT Finance Australia, 6.7500%, 09/02/19 (a)	AUD	535,000	614,874
Willis North America, Inc., 7.000%, 09/29/19		220,000	238,637
XL Capital PLC, 6.500%, 01/15/12		105,000	109,350
Total Financials			35,106,296
Industrials - 41.6%
Alltel Corp., 7.875%, 07/01/32		210,000	272,229
Anadarko Petroleum Corp., 5.950%, 09/15/16		450,000	489,895
Anadarko Petroleum Corp., 6.450%, 09/15/36		395,000	395,717
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14		975,000	1,075,315
AT&T Corp., 6.500%, 03/15/29		775,000	822,204
Avnet, Inc., 6.000%, 09/01/15		720,000	774,145
Avnet, Inc., 6.625%, 09/15/16		140,000	153,405
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28		85,000	79,359

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 41.6% (continued)
BellSouth Corp., 6.000%, 11/15/34	$280,000	$275,022
Cardinal Health, Inc., 4.000%, 06/15/15	320,000	330,776
CenturyTel, Series P, 7.600%, 09/15/39	605,000	650,043
Charter Communications Operating LLC, 8.000%, 04/30/12 (a)	245,000	258,475
Chesapeake Energy Corp., 2.250%, 12/15/38[13]	210,000	193,988
Chesapeake Energy Corp., 2.500%, 05/15/37[13]	120,000	130,950
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19 (a)	1,205,000	1,440,878
Choice Hotels International, Inc., 5.700%, 08/28/20	810,000	802,704
Ciena Corp., 0.875%, 06/15/17[13]	1,300,000	1,275,625
CIGNA Corp., 6.150%, 11/15/36	240,000	245,572
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13	265,000	283,506
Comcast Corp., 5.650%, 06/15/35	150,000	141,451
Continental Airlines, Inc., 5.983%, 04/19/22	409,964	420,213
Continental Airlines, Inc., Series 2010 B, 6.000%, 01/12/19	2,500,000	2,450,000
Continental Airlines, Inc., Series B, 6.903%, 04/19/22	92,335	93,027
Continental Airlines, Inc., Series 00A1, 8.048%, 11/01/20	80,267	87,491
Corning, Inc., 6.850%, 03/01/29	600,000	677,120
Covidien International Finance, S.A., 6.000%, 10/15/17	295,000	336,668
Cummins Engine Co., Inc., 6.750%, 02/15/27	153,000	160,965
Cytec Industries, Inc., 6.000%, 10/01/15	80,000	87,667
Darden Restaurants, Inc., 6.000%, 08/15/35	170,000	165,013
Delta Air Lines, Inc. Pass Through Certificate, Series 2010-1A, 6.200%, 07/02/18	345,902	358,874
Delta Air Lines, Inc., 8.021%, 08/10/22	616,332	636,363
DP World, Ltd., 6.850%, 07/02/37 (a)	1,720,000	1,591,583
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	790,000	852,333
El Paso Corp., 6.950%, 06/01/28	165,000	167,987
Energy Transfer Partners, L.P., 6.125%, 02/15/17	65,000	72,658
Energy Transfer Partners, L.P., 6.625%, 10/15/36	145,000	151,983
Equifax, Inc., 7.000%, 07/01/37	228,000	243,809
Equitable Resources, Inc., 6.500%, 04/01/18	1,730,000	1,883,705
Express Scripts, Inc., 6.250%, 06/15/14	305,000	339,088
Express Scripts, Inc., 7.250%, 06/15/19	165,000	197,359
Ford Motor Co., 4.250%, 11/15/16[13]	3,380,000	6,143,150
GATX Corp., 4.750%, 10/01/12	560,000	585,612
Georgia-Pacific Corp., 7.250%, 06/01/28	70,000	73,500
Hasbro, Inc., 6.600%, 07/15/28	165,000	172,544
HCA, Inc., 7.500%, 11/06/33	75,000	69,188
Intel Corp., 2.950%, 12/15/35[13]	265,000	273,944
Intel Corp., 3.250%, 08/01/39[13]	1,035,000	1,222,594
International Paper Co., 7.500%, 08/15/21	2,000,000	2,351,536
Intuit, Inc., 5.750%, 03/15/17	210,000	230,215

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 41.6% (continued)
J.C. Penney Co., Inc., 5.750%, 02/15/18		$25,000	$25,312
J.C. Penney Co., Inc., 6.375%, 10/15/36		297,000	269,156
J.C. Penney Co., Inc., 7.625%, 03/01/97		25,000	22,500
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18		2,335,000	2,574,758
Kinder Morgan Finance Co., 5.700%, 01/05/16		165,000	173,869
Kroger Co., The, 7.000%, 05/01/18		460,000	533,802
Macy’s Retail Holdings, Inc., 6.790%, 07/15/27		80,000	77,800
Macy’s Retail Holdings, Inc., 6.900%, 04/01/29		30,000	30,525
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)		300,000	287,298
Masco Corp., 5.850%, 03/15/17		350,000	343,595
Masco Corp., 6.500%, 08/15/32		25,000	22,619
Masco Corp., 7.125%, 03/15/20		300,000	310,974
Masco Corp., 7.750%, 08/01/29		50,000	50,984
Medco Health Solutions, Inc., 7.250%, 08/15/13		420,000	470,636
Methanex Corp., 6.000%, 08/15/15		320,000	320,992
Missouri Pacific Railroad Co., 5.000%, 01/01/45[11]		200,000	146,414
Motorola, Inc., 6.500%, 09/01/25		15,000	15,821
Motorola, Inc., 6.500%, 11/15/28		70,000	72,127
New England Telephone & Telegraph Co., 7.875%, 11/15/29		95,000	110,185
News America, Inc., 7.280%, 06/30/28		225,000	249,150
News America, Inc., 7.625%, 11/30/28		460,000	527,989
Nextel Communications, Inc., 5.950%, 03/15/14		710,000	715,325
Northwest Airlines, Inc., 8.028%, 11/01/17		336,017	342,737
Omnicare, Inc., 3.750%, 12/15/25[13]		470,000	608,062
Owens & Minor, Inc., 6.350%, 04/15/16[11]		125,000	128,386
Owens Corning, Inc., 6.500%, 12/01/16		210,000	228,920
Owens Corning, Inc., 7.000%, 12/01/36		385,000	387,471
Portugal Telecom International Finance, B.V., Euro Medium Term Notes, Series 2005, 4.500%, 06/16/25	EUR	50,000	54,740
Portugal Telecom International Finance, B.V., Euro Medium Term Notes, Series 25, 5.000%, 11/04/19	EUR	150,000	183,149
PPG Industries, Inc., 6.650%, 03/15/18		1,935,000	2,255,622
Pulte Homes, Inc., 6.000%, 02/15/35		1,265,000	996,188
Pulte Homes, Inc., 6.375%, 05/15/33		465,000	380,138
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)		1,500,000	1,599,262
Qwest Corp., 6.875%, 09/15/33		20,000	20,125
Rowan Cos., Inc., 7.875%, 08/01/19		300,000	356,413
Safeway, Inc., 6.350%, 08/15/17		400,000	447,740
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		510,000	601,876
SBC Communications, Inc., 6.150%, 09/15/34		840,000	839,651
Sprint Capital Corp., 6.900%, 05/01/19		15,000	15,562
Sprint Capital Corp., 8.750%, 03/15/32		5,000	5,344
Telecom Italia Capital S.p.A., 6.000%, 09/30/34		40,000	36,302

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 41.6% (continued)
Telecom Italia Capital S.p.A., 6.375%, 11/15/33	$105,000		$99,378
Tele-Communications, Inc., 9.800%, 02/01/12	350,000		376,425
Telefonica Emisiones SAU, 5.877%, 07/15/19	265,000		279,123
Texas Eastern Transmission, L.P., 7.000%, 07/15/32	255,000		298,859
TGT Pipeline LLC, 5.200%, 06/01/18	465,000		478,808
Time Warner Cable, Inc., 6.750%, 07/01/18	1,500,000		1,706,511
Time Warner, Inc., 6.625%, 05/15/29	270,000		288,678
Time Warner, Inc., 7.625%, 04/15/31	80,000		92,537
Time Warner, Inc., 7.700%, 05/01/32	685,000		801,047
Toll Brothers Finance Corp., 5.150%, 05/15/15	270,000	[2]	275,846
Toro Co., The, 6.625%, 05/01/37[11]	365,000		328,826
V.F. Corp., 6.450%, 11/01/37	412,000		478,131
Verizon Maryland, Inc., 5.125%, 06/15/33	295,000		267,122
Verizon New England, Inc., 6.500%, 09/15/11	530,000		544,238
Verizon New York, Inc., Series B, 7.375%, 04/01/32	110,000		123,760
Viacom, Inc., 6.875%, 04/30/36	470,000		516,252
Western Union Co., The, 6.200%, 11/17/36	440,000		431,937
Western Union Co., The, 6.200%, 06/21/40	5,000		4,923
Weyerhaeuser Co., 6.875%, 12/15/33	660,000		664,671
Weyerhaeuser Co., 7.375%, 10/01/19	50,000	[2]	56,580
Weyerhaeuser Co., 7.375%, 03/15/32	90,000		95,162
Wyndham Worldwide Corp., 6.000%, 12/01/16	405,000		429,669
Wyndham Worldwide Corp., 7.375%, 03/01/20	460,000		508,289
Total Industrials			58,173,739
Utilities - 8.4%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	1,040,000		1,148,589
Ameren Energy Generating Co., 7.000%, 04/15/18	1,200,000	[2]	1,217,939
Ameren Illinois Co., 6.250%, 04/01/18	1,370,000		1,501,310
Bruce Mansfield Unit 12, 6.850%, 06/01/34[11]	315,916		332,288
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	695,000		652,169
Commonwealth Edison Co., 4.700%, 04/15/15	510,000		547,548
EDP Finance, B.V., 4.900%, 10/01/19 (a)	300,000		262,298
Empresa Nacional de Electricidad, 7.875%, 02/01/27	900,000		1,009,793
ITC Holdings Corp., 5.875%, 09/30/16 (a)	225,000		248,438
ITC Holdings Corp., 6.375%, 09/30/36 (a)	300,000		314,873
Korea Gas Corp., 6.000%, 07/15/14 (a)	300,000		327,832
Nisource Finance Corp., 6.400%, 03/15/18	1,645,000		1,842,981
Nisource Finance Corp., 6.800%, 01/15/19	900,000		1,031,207
Southwestern Electric Power Co., 6.450%, 01/15/19	1,225,000		1,369,208
Total Utilities			11,806,473
Total Corporate Bonds (cost $96,839,107)			105,086,508

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
U.S. Government and Agency Obligations - 2.5%
Federal Home Loan Bank - 0.4%
FHLB, 1.875%, 06/21/13		$500,000	$509,826
United States Treasury Securities - 2.1%
U.S. Treasury Notes, 3.875%, 11/15/40		3,080,000	2,946,214
Total U.S. Government and Agency Obligations (cost $3,414,001)			3,456,040
Foreign Government Obligations - 8.9%
Brazil, Republic of, 10.250%, 01/10/28	BRL	750,000	459,376
Canadian Government, 2.000%, 09/01/12	CAD	3,700,000	3,838,344
Canadian Government, 3.750%, 06/01/12	CAD	135,000	142,920
Canadian Government, 5.250%, 06/01/12	CAD	390,000	419,788
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000	2,808,793
International Bank for Reconstruction & Development, Series GDIF, 1.430%, 03/05/14	SGD	1,000,000	798,854
Ireland Government Notes, 4.500%, 04/18/20	EUR	75,000	73,074
Ireland Government Notes, 5.000%, 10/18/20	EUR	25,000	24,780
Ireland Treasury Bonds, 4.500%, 10/18/18	EUR	275,000	281,033
Ireland Treasury Bonds, 5.400%, 03/13/25	EUR	125,000	119,748
Mexican Bonos, Series M10, 7.250%, 12/15/16	MXN	6,850,000	583,446
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000	299,287
Mexican Government, 9.000%, 12/20/12	MXN	5,950,000	529,597
New South Wales Treasury Corp., 6.000%, 05/01/12	AUD	995,000	1,040,523
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	260,000	271,856
Portugal Obrigacoes do Tesouro, 3.850%, 04/15/21	EUR	50,000	50,261
Portugal Obrigacoes do Tesouro, 4.800%, 06/15/20	EUR	25,000	27,847
Queensland Treasury Corp., Series 11G, 6.000%, 06/14/11	AUD	665,000	689,329
Total Foreign Government Obligations (cost $11,111,912)			12,458,856
Municipal Bonds - 1.6%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[11]		$250,000	165,832
California State, 4.500%, 08/01/27, (AMBAC Insured)		45,000	40,528
California State, 4.500%, 10/01/29		130,000	113,000
California State, 4.500%, 08/01/30		30,000	25,827
California State, 4.500%, 08/01/30, (AMBAC Insured)		35,000	30,131
California State, Variable Purpose Bond, 3.250%, 12/01/27, (National Insured)		25,000	18,625
California State, Variable Purpose Bond, 4.500%, 12/01/33, (AMBAC Insured)		110,000	92,699
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008 A, 4.500%, 01/01/38, (AGM Insured)		15,000	11,676
Eufaula Alabama, Series 2003 C, 4.000%, 08/15/12, (AMBAC Insured)		175,000	175,409
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		770,000	624,370
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34[11]		390,000	276,631
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (BHAC Insured)		15,000	11,168

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 1.6% (continued)
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (National Insured)	$35,000	$24,201
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46[11]	1,055,000	663,542
Total Municipal Bonds (cost $2,831,930)		2,273,639
Asset-Backed Securities - 5.4%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34[9]	232,166	233,810
Chase Issuance Trust, Series 2007-B1, Class B1, 0.505%, 04/15/19, (04/15/11)[6]	845,000	814,666
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 09/16/13 (a)	480,557	481,036
Countrywide Home Loans, Series 2002-S1, Class A5, 6.460%, 11/25/16 (b)	128,765	121,678
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)	791,237	812,080
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	200,000	210,621
Sierra Receivables Funding Company, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)	1,319,397	1,315,626
Trinity Rail Leasing, L.P., Series 2010 1A, Class A, 5.194%, 10/16/40 (a)	2,957,314	2,963,496
World Financial Network Credit Card Master Note Trust, Series 2010-A, 6.750%, 04/15/19	500,000	542,644
Total Asset-Backed Securities (cost $7,315,797)		7,495,657
Mortgage-Backed Securities - 0.6%
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40[9]	300,000	312,233
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 01/15/49	110,000	116,168
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 06/15/49[9]	220,000	235,947
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	190,510	191,016
Total Mortgage-Backed Securities (cost $ 532,894)		855,364

	Shares
Common Stocks - 3.0%
Intel Corp. (cost $4,461,584)	204,750	4,129,808
Preferred Stocks - 0.6%
General Motors Co., Series 2010 B, 4.750%[13]	2,400	115,680
Health Care REIT, Inc., Series I, 6.500%[13]	1,200	62,520
Newell Financial Trust I, 5.250%[13]	13,455	647,522
Total Preferred Stocks (cost $757,997)		825,722
Short-Term Investments - 3.0%[3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	247,573	197,681
BNY Mellon Overnight Government Fund, 0.17%[7]	1,897,000	1,897,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	2,169,259	2,169,259
Total Short-Term Investments (cost $4,313,832)		4,263,940
Total Investments - 100.7% (cost $131,579,054)		140,845,534
Other Assets, less Liabilities - (0.7)%		(979,907)
Net Assets - 100.0%		$139,865,627

Managers Short Duration Government Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 76.0%
Federal Home Loan Mortgage Corporation - 28.3%
FHLMC, 2.250%, 11/01/33, (11/01/11)[6]	$1,687,422	$1,751,161
FHLMC, 2.384%, 10/01/28, (09/01/11)[6]	116,354	121,718
FHLMC, 2.480%, 12/01/33, (12/01 /11)[6]	3,114,607	3,279,830
FHLMC, 2.484%, 10/01/33, (10/01/11)[6]	2,360,272	2,478,888
FHLMC, 2.493%, 10/01/33, (10/01/11)[6]	3,769,671	3,958,777
FHLMC, 2.551%, 12/01/35, (10/01/11)[6]	854,957	896,525
FHLMC, 2.566%, 09/01/35, (09/01/11)[6,8]	2,844,939	2,961,574
FHLMC, 2.653%, 07/01/34, (06/01/11)[6,8]	544,798	567,854
FHLMC, 2.712%, 02/01/23, (10/01/11)[6]	973,019	1,023,877
FHLMC, 2.864%, 09/01/33, (08/01/11)[6,8]	3,408,338	3,591,990
FHLMC, 2.941%, 06/01/35, (09/01/11)[6,8]	1,303,698	1,367,798
FHLMC, 4.000%, 01/01/14	6,640,839	6,810,465
FHLMC, 4.500%, 07/01/18[8]	2,737,061	2,896,074
FHLMC, 5.000%, 05/01/18[8]	756,301	809,414
FHLMC, 5.000%, 09/01/17 to 10/15/27	6,362,217	6,801,485
FHLMC, 5.500%, 01/01/18	1,027,582	1,115,556
FHLMC, 5.500%, 11/01/19[8]	3,585,204	3,891,983
FHLMC, 5.771%, 02/01/37, (02/01/12)[6,8]	1,786,424	1,890,960
FHLMC Gold Pool, 0.505%, 06/15/35, (04/15/11)[6,8]	2,655,489	2,654,321
FHLMC Gold Pool, 5.000%, 05/01/18[8]	654,593	700,563
FHLMC Gold Pool, 5.000%, 01/01/19[8]	916,439	983,089
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	656,674	703,507
FHLMC Gold Pool, 5.500%, 11/01/17[8]	394,196	426,942
FHLMC Gold Pool, 5.500%, 12/01/17 to 09/01/19	669,643	728,652
FHLMC Gold Pool, 5.500%, 01/01/20 [8]	3,336,950	3,637,092
FHLMC Gold Pool, 7.000%, 06/01/17	1,442,220	1,546,658
FHLMC Gold Pool, 7.500%, 04/01/15 to 03/01/33	970,666	1,106,834
FHLMC REMICS, Series 2870, Class CN, 4.000%, 10/15/27	195,276	196,493
FHLMC REMICS, Series 2885, Class DE, 4.500%, 12/15/17	175,736	180,425
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[9]	178,275	204,847
FHLMC, Series 2628, Class GQ, 3.140%, 11/15/17	944,882	969,329
FHLMC, Series 2692, Class AB, 4.000%, 05/15/16	915,562	926,680
FHLMC, Series 2696, Class MD, 4.000%, 11/15/16	487,916	495,258
FHLMC, Series 2551, Class CH, 4.000%, 12/15/16	129,864	130,429
FHLMC, Series 2675, Class CB, 4.000%, 05/15/16	353,991	357,492
FHLMC, Series 2677, Class BA, 4.000%, 09/15/16	826,104	839,388
FHLMC, Series 2608, Class GJ, 4.000%, 03/15/17	262,393	265,029
FHLMC, Series 2843, Class BH, 4.000%, 01/15/18	2,337,933	2,390,341
FHLMC, Series 3249, Class CJ, 4.250%, 01/15/29	737,703	743,025
FHLMC, Series 2561, Class EO, 4.500%, 09/15/16[8]	22,785	22,780

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 28.3% (continued)
FHLMC, Series 2760, Class EB, 4.500%, 09/15/16	$1,206,941	$1,218,109
FHLMC, Series 2582, Class BC, 4.500%, 04/15/17	414,811	420,066
FHLMC, Series 2561, Class BH, 4.500%, 05/15/17	897,760	917,126
FHLMC, Series 2764, Class OD, 4.500%, 10/15/17	994,769	1,029,348
FHLMC, Series 2664, Class GA, 4.500%, 01/15/18	456,137	460,695
FHLMC, Series 2697, Class LP, 4.500%, 10/15/19	51,677	51,749
FHLMC, Series 2688, Class DA, 4.500%, 02/15/20	305,015	305,825
FHLMC, Series 2844, Class PU, 4.500%, 06/15/27	716,402	719,420
FHLMC, Series 2857, Class BG, 4.500%, 08/15/27	1,816,917	1,831,718
FHLMC, Series 2638, Class OW, 4.500%, 10/15/27	1,805,212	1,807,947
FHLMC, Series 2760, Class PN, 4.500%, 11/15/27	801,928	805,594
FHLMC, Series 2776, Class OL, 4.500%, 11/15/27	333,885	336,265
FHLMC, Series 2702, Class AC, 4.500%, 07/15/28	2,707,000	2,774,652
FHLMC, Series 2554, Class HA, 4.500%, 04/15/32	3,150,123	3,300,756
FHLMC, Series 2939, Class DE, 4.750%, 04/15/25	3,846,764	3,914,685
FHLMC, Series 2877, Class MV, 4.750%, 12/15/28	774,771	788,963
FHLMC, Series 3266, Class C, 5.000%, 02/15/20	660,698	684,386
FHLMC, Series 2657, Class DA, 5.000%, 10/15/20	70,636	70,691
FHLMC, Series 2726, Class PB, 5.000%, 04/15/26	422,035	423,322
FHLMC, Series 2764, Class UC, 5.000%, 05/15/27	1,326,430	1,335,255
FHLMC, Series 2844, Class PB, 5.000%, 06/15/27	840,108	843,917
FHLMC, Series 2907, Class HC, 5.000%, 06/15/27	1,982,372	2,003,921
FHLMC, Series 2780, Class LC, 5.000%, 07/15/27	891,810	899,520
FHLMC, Series 2893, Class PB, 5.000%, 12/15/27	1,819,038	1,832,629
FHLMC, Series 2783, Class PB, 5.000%, 01/15/28	1,072,537	1,082,982
FHLMC, Series 2684, Class PC, 5.000%, 05/15/28	401,482	401,403
FHLMC, Series 2881, Class TC, 5.000%, 06/15/28	1,423,429	1,441,574
FHLMC, Series 2649, Class OC, 5.000%, 07/15/28	370,245	374,415
FHLMC, Series 2827, Class TC, 5.000%, 10/15/28	318,620	323,265
FHLMC, Series 2764, Class TD, 5.000%, 02/15/29	4,369,000	4,524,654
FHLMC, Series 2960, Class NE, 5.000%, 08/15/31	1,651,129	1,663,675
FHLMC, Series 2558, Class UE, 5.500%, 05/15/22	646,491	675,284
FHLMC, Series 2429, Class HB, 6.500%, 12/15/23	479,399	528,635
Total Federal Home Loan Mortgage Corporation		106,217,549
Federal National Mortgage Association - 39.4%
FNMA, 0.570%, 11/25/30, (04/25/11)[6,8]	1,938,755	1,933,273
FNMA, 0.650%, 03/25/35, (04/25/11)[6,8]	2,114,238	2,106,714
FNMA, 1.990%, 08/01/34, (05/01/11)[6]	727,251	751,787
FNMA, 2.028%, 01/01/35, (06/01/11)[6]	513,190	536,449
FNMA, 2.039%, 01/01/35, (06/01/11)[6]	858,675	896,687
FNMA, 2.040%, 02/01/35, (07/01/11)[6]	6,932,661	7,251,728
FNMA, 2.060%, 08/01/33, (07/01/11)[6]	939,005	976,787

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 39.4% (continued)
FNMA, 2.077%, 08/01/33, (07/01/11)[6]	$595,348	$619,302
FNMA, 2.082%, 11/01/34, (06/01/11)[6]	798,598	831,634
FNMA, 2.089%, 01/01/24, (09/01/11)[6]	1,845,221	1,893,770
FNMA, 2.113%, 06/01/34, (06/01/11)[6]	1,974,444	2,066,352
FNMA, 2.150%, 09/01/34, (08/01/11)[6]	2,874,412	2,996,979
FNMA, 2.309%, 02/01/36, (12/01/11)[6]	4,673,267	4,911,332
FNMA, 2.366%, 01/01/36, (11/01/11)[6]	251,558	264,411
FNMA, 2.378%, 03/01/33, (01/01/12)[6]	1,041,899	1,087,936
FNMA, 2.411%, 01/01/33, (12/01/11)[6]	71,154	74,535
FNMA, 2.425%, 02/01/37, (12/01/11)[6]	631,669	661,455
FNMA, 2.470%, 04/01/35, (10/01/11)[6]	838,071	880,882
FNMA, 2.496%, 05/01/33, (05/01/11)[6]	2,600,634	2,704,597
FNMA, 2.527%, 01/01/26,(10/01/11)[6]	750,711	793,288
FNMA, 2.552%, 08/01/34, (08/01/11)[6]	919,105	962,679
FNMA, 2.559%, 06/01/33, (05/01/11)[6]	1,077,525	1,122,944
FNMA, 2.569%, 01/01/25, (08/01/11)[6]	947,964	1,002,000
FNMA, 2.576%, 09/01/33, (09/01/11)[6,8]	1,046,161	1,087,760
FNMA, 2.612%, 01/01/36, (12/01/11)[6]	112,826	119,142
FNMA, 2.629%, 04/01/34, (11/01/11)[6]	1,384,075	1,453,760
FNMA, 2.666%, 06/01/34, (06/01/11)[6]	2,873,999	3,012,360
FNMA, 2.667%, 10/01/35, (08/01/11)[6]	3,332,451	3,498,108
FNMA, 2.685%, 01/01/33, (01/01/12)[6]	1,775,368	1,858,378
FNMA, 2.685%, 02/01/33, (07/01/11)[6]	2,774,969	2,881,362
FNMA, 2.686%, 11/01/34, (09/01/11)[6]	8,069,490	8,503,627
FNMA, 2.695%, 06/01/34, (05/01/11)[6]	5,647,724	5,901,386
FNMA, 2.708%, 06/01/35, (06/01/11)[6]	439,114	460,343
FNMA, 2.725%, 06/01/35, (06/01/11)[6]	399,244	419,221
FNMA, 2.998%, 09/01/35, (08/01/11)[6]	1,557,722	1,633,549
FNMA, 3.037%, 12/01/34, (10/01/11)[6]	5,378,570	5,644,274
FNMA, 3.086%, 03/01/36, (09/01/11)[6]	2,059,641	2,174,271
FNMA, 3.113%, 03/01/36, (09/01/11)[6]	2,517,565	2,656,955
FNMA, 3.328%, 06/01/37, (05/01/11)[6]	803,421	837,800
FNMA, 4.500%, 10/01/19	751,780	794,634
FNMA, 5.000%, 09/01/19[8]	614,307	654,281
FNMA, 5.000%, 03/01/18 to 10/01/24	6,636,296	7,106,153
FNMA, 5.006%, 08/01/36, (09/01/11)[6]	437,449	459,113
FNMA, 5.452%, 05/01/36, (05/01/11)[6]	342,014	358,857
FNMA, 5.500%, 11/01/18[8]	1,021,627	1,106,172
FNMA, 5.500%, 10/01/17 to 12/25/26	10,297,138	11,158,222
FNMA, 5.798%, 09/01/37, (09/01/12)[6]	612,666	652,485
FNMA, 6.000%, 09/01/22[8]	2,569,058	2,821,956
FNMA, 6.000%, 03/01/17 to 11/01/23	8,425,639	9,200,454

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 39.4% (continued)
FNMA, 6.500%, 04/01/17[8]	$462,727	$508,566
FNMA, 6.500%, 05/01/17 to 08/01/32	2,520,153	2,792,551
FNMA, 7.000%, 09/01/14	502,491	546,753
FNMA, 7.500%, 12/01/33 to 01/01/34	185,961	212,618
FNMA Grantor Trust, Series 2003-T4, Class A1, 0.468%, 09/26/33, (04/26/11)[6]	16,975	15,809
FNMA Grantor Trust, Series 2002-T5, Class A1, 0.490%, 05/25/32, (04/25/11)[6]	428,198	409,351
FNMA Grantor Trust, Series 2003-T2, Class A1, 0.530%, 03/25/33, (04/25/11)[6]	264,483	214,804
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	706,961	753,117
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	110,808	126,344
FNMA Whole Loan, Series 2005-W2, Class A1, 0.450%, 05/25/35, (04/25/11)[6,8]	3,698,491	3,658,846
FNMA Whole Loan, Series 2003-W13, Class AV2, 0.530%, 10/25/33, (04/25/11)[6,11]	71,478	71,384
FNMA Whole Loan, Series 2004-W14, Class 1AF, 0.650%, 07/25/44, (04/25/11)[6,8]	3,507,799	3,497,829
FNMA Whole Loan, Series 2004-W5, Class F1, 0.700%, 02/25/47, (04/25/11)[6]	856,428	856,734
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.223%, 06/25/42[9]	1,675,048	1,931,937
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.244%, 02/25/42[8,9]	516,440	600,846
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.279%, 12/25/42[9]	29,943	34,033
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.354%, 10/25/42[8,9]	895,086	1,020,803
FNMA, Series 2007-25, Class FA, 0.650%, 04/25/37, (04/25/11)[6]	2,328,942	2,325,637
FNMA, Series 2003-15, Class CH, 4.000%, 02/25/17	208,835	210,160
FNMA, Series 2003-23, Class AB, 4.000%, 03/25/17	850,697	861,452
FNMA, Series 2003-23, Class AD, 4.500%, 03/25/17	444,043	450,240
FNMA, Series 2003-92, Class PD, 4.500%, 03/25/17	828,622	851,848
FNMA, Series 2002-94, Class CA, 5.000%, 05/25/17	2,098,994	2,119,813
FNMA, Series 2003-5, Class EL, 5.000%, 08/25/22	1,535,951	1,597,451
FNMA, Series 1994-76, Class J, 5.000%, 04/25/24	727,381	769,477
FNMA, Series 2006-75, Class YA, 5.000%, 12/25/25	176,732	177,662
FNMA, Series 2004-90, Class PC, 5.000%, 03/25/27	938,451	940,870
FNMA, Series 2006-107, Class QA, 5.000%, 04/25/27	610,869	615,299
FNMA, Series 2882, Class YB, 5.000%, 10/15/27	707,325	712,820
FNMA, Series 2005-15, Class EA, 5.000%, 10/25/28	740,689	756,499
FNMA, Series 2003-81, Class MB, 5.000%, 05/25/29	2,035,574	2,063,837
FNMA, Series 2006-44, Class OA, 5.500%, 12/25/26	139,995	139,979
FNMA, Series 2006-57, Class PA, 5.500%, 08/25/27	454,875	455,339
FNMA, Series 2006-48, Class TA, 5.500%, 04/25/28	624,206	629,553
FNMA, Series 2006-129, Class PA, 5.500%, 07/25/28	648,634	654,064
FNMA, Series 1993-139, Class GA, 7.000%, 08/25/23[8]	358,741	359,508
Total Federal National Mortgage Association		147,725,977
Government National Mortgage Association - 3.3%
GNMA, 1.750%, 10/20/34, (01/01/12)[6]	342,850	352,135
GNMA, 1.875%, 03/20/37, (04/01/12)[6]	492,282	506,476
GNMA, 2.125%, 12/20/21 to 11/20/27, (01/01/12)[6]	1,369,792	1,413,224
GNMA, 2.500%, 07/20/35, (10/01/11)[6,8]	1,378,947	1,422,966

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Government National Mortgage Association - 3.3% (continued)
GNMA, 2.500%, 09/20/35, (10/01/11)[6]	$1,168,079	$1,205,368
GNMA, 2.625%, 07/20/18 to 09/20/35, (10/01/11)[6]	3,612,852	3,736,671
GNMA, 2.750%, 10/20/17, (01/01/12)[6],[8]	51,568	53,364
GNMA, 2.750%, 01/20/32, (04/01/12)[6]	137,201	142,003
GNMA, 3.000%, 11/20/17 to 12/20/17, (01/01/12)[6]	109,194	113,135
GNMA, 3.000%, 03/20/35, (04/01/12)[6]	87,016	90,170
GNMA, 3.000%, 06/20/35, (07/01/11)[6]	101,887	105,767
GNMA, 3.250%, 01/20/28, (04/01/12)[6]	67,879	70,628
GNMA, 3.375%, 03/20/21, (04/01/12)[6]	50,197	52,303
GNMA, 3.375%, 04/20/24 to 05/20/27, (07/01/11)[6,8]	1,094,003	1,137,716
GNMA, 3.375%, 06/20/22 to 05/20/33, (07/01/11)[6]	302,829	314,929
GNMA, 3.500%, 07/20/18, (10/01/11)[6]	62,150	64,444
GNMA, 3.500%, 02/20/34	174,167	176,217
GNMA, 9.500%, 12/15/17	8,918	10,126
GNMA, Series 2005-58, Class NJ, 4.500%, 08/20/35	475,581	485,205
GNMA, Series 2003 39, Class PB, 5.500%, 04/20/32	828,075	863,944
Total Government National Mortgage Association		12,316,791
Interest Only Strips - 2.9%
FHLMC, 4.500%, 09/15/35	242,877	52,102
FHLMC, 5.000%, 02/15/20 to 04/15/20	837,887	107,463
FHLMC, 6.445%, 11/15/18, (04/15/11)[6]	805,233	66,113
FHLMC, 6.845%, 11/15/30, (04/15/11)[6]	243,357	16,304
FHLMC, 8.000%, 06/01/31[11]	253,166	64,873
FHLMC, Series 3721, Class SA, 4.245%, 09/15/40, (04/15/11)[6]	4,226,317	390,367
FHLMC, Series 2530, Class Ql, 6.745%, 01/15/32, (04/15/11)[6]	480,772	79,377
FHLMC, Series 2010-121, Class SB, 4.200%, 10/25/40, (04/25/11)[6]	1,624,205	131,132
FHLMC, Series 3449, Class AI, 4.500%, 10/15/20	1,136,571	41,194
FHLMC, Series 3659, Class IE, 5.000%, 03/15/19	2,013,035	233,435
FHLMC, Series 3685, Class El, 5.000%, 03/15/19	4,752,565	499,333
FHLMC, Series 3731, Class IO, 5.000%, 07/15/19	2,187,213	232,469
FHLMC, Series 2637, Class SI, 5.745%, 06/15/18, (04/15/11)[6]	531,294	46,601
FHLMC, Series 2965, Class SA, 5.795%, 05/15/32, (04/15/11)[6]	1,902,868	233,568
FHLMC, Series 3560, Class KS, 6.145%, 11/15/36, (04/15/11)[6]	3,627,661	537,396
FHLMC, Series 3424, Class XI, 6.315%, 05/15/36, (04/15/11)[6]	1,169,673	164,379
FHLMC, Series 3153, Class Jl, 6.365%, 05/15/36, (04/15/11)[6]	5,720,231	889,074
FHLMC, Series 2882, Class SJ, 6.445%, 10/15/34, (04/15/11)[6]	721,512	86,731
FHLMC, Series 2980, Class SL, 6.445%, 11/15/34, (04/15/11)[6]	999,573	180,631
FHLMC, Series 2922, Class SE, 6.495%, 02/15/35, (04/15/11)[6]	716,586	114,353
FHLMC, Series 2929, Class CS, 6.545%, 12/15/22, (04/15/11)[6]	260,650	10,321
FHLMC, Series 2608, Class SJ, 6.845%, 03/15/17, (04/15/11)[6]	267,871	5,888
FHLMC, Series 2644, Class ES, 6.895%, 02/15/18, (04/15/11)[6]	1,256,283	113,643
FHLMC, Series 2772, Class KS, 6.925%, 06/15/22, (04/15/11)[6]	290,166	17,940

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Interest Only Strips - 2.9% (continued)
FHLMC, Series 3489, Class SD, 7.545%, 06/15/32, (04/15/11)[6]	$1,000,819	$209,259
FNMA, 5.000%, 12/01/35	363,756	73,680
FNMA, 7.500%, 11/18/14[11]	6,313	170
FNMA, 8.000%, 05/01/30[11]	190,770	43,863
FNMA, 9.000%, 12/15/16[11]	28,642	4,180
FNMA, Series 2008-22, Class AI, 1.097%, 09/25/12[9]	20,372,174	235,655
FNMA, Series 2010-95, Class DI, 4.500%, 11/25/20	2,871,789	298,863
FNMA, Series 2008-86, Class IO, 4.500%, 03/25/23	4,197,690	430,961
FNMA, Series 2010-105, Class IO, 5.000%, 08/25/20	2,030,162	232,481
FNMA, Series 2010-65, Class IO, 5.000%, 09/25/20	4,955,029	629,040
FNMA, Series 2003-48, Class SJ, 5.750%, 06/25/18, (04/25/11)[6]	680,838	60,196
FNMA, Series 2005-67, Class SM, 5.901%, 08/25/35, (04/25/11)[6]	501,347	62,856
FNMA, Series 2006-3, Class SA, 5.901%, 03/25/36, (04/25/11)[6]	1,161,041	155,509
FNMA, Series 2009-87, Class SX, 6.000%, 11/25/39, (04/25/11)[6]	2,454,834	305,688
FNMA, Series 2003-73, Class SM, 6.351%, 04/25/18, (04/25/11)[6]	711,291	70,069
FNMA, Series 2005-45, Class SR, 6.471%, 06/25/35, (04/25/11)[6]	1,084,967	158,136
FNMA, Series 2005-12, Class SC, 6.500%, 03/25/35, (04/25/11)[6]	786,936	117,799
FNMA, Series 2005-29, Class SC, 6.500%, 04/25/35, (04/25/11)[6]	1,394,997	159,450
FNMA, Series 2008-34, Class SM, 6.500%, 05/25/38, (04/25/11)[6]	2,239,033	335,251
FNMA, Series 2005-66, Class GS, 6.601%, 07/25/20, (04/25/11)[6]	508,590	70,199
FNMA, Series 2005-65, Class KI, 6.750%, 08/25/35, (04/25/11)[6]	5,482,000	964,955
FNMA, Series 2004-49, Class SQ, 6.801%, 07/25/34, (04/25/11)[6]	579,055	105,195
FNMA, Series 2004-64, Class SW, 6.801%, 08/25/34, (04/25/11)[6]	1,869,101	305,770
FNMA, Series 2003-67, Class TS, 6.851%, 08/25/17, (04/25/11)[6]	780,847	40,145
FNMA, Series 2004-51, Class SX, 6.870%, 07/25/34, (04/25/11)[6]	929,351	158,580
FNMA, Series 2006-101, Class SE, 7.000%, 10/25/36, (04/25/11)[6]	3,082,839	518,905
GNMA, Series 2010-147, Class IG, 2.000%, 11/16/13	23,295,836	927,840
Total Interest Only Strips		10,989,382
U.S. Treasury Notes - 2.1%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11	814,255	816,610
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	6,191,089	6,949,980
Total U.S. Treasury Notes		7,766,590
Total U.S. Government and Agency Obligations (cost $281,878,711)		285,016,289
Mortgage-Backed Securities - 9.5%
Bank of America Commercial Mortgage, Inc., Series 2005 2, Class A4, 4.783%, 07/10/43[9]	1,774,184	1,825,460
Bank of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.118%, 07/11/43	877,000	895,244
Bank of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.186%, 06/11/35	557,912	571,956
Countrywide Home Loans, Inc., 0.750%, 02/25/35, (04/25/11)[6],8,11	1,307,031	353,319
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3, 4.500%, 11/15/37	1,000,000	1,010,707
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A2, 6.141%, 02/12/34	1,702,372	1,749,594
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.349%, 08/11/36	1,650,000	1,713,716
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.070%, 06/10/38	1,492,915	1,517,879

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 9.5% (continued)
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.269%, 12/10/35	$1,518,778	$1,566,880
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3, 4.646%, 04/10/40	696,108	720,145
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	976,061	976,756
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A4, 4.529%, 01/12/37	1,310,000	1,322,576
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A3A1, 4.824%, 09/12/37	725,000	730,695
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A3A1, 4.871%, 10/15/42	3,078,802	3,096,323
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2, 5.161%, 10/12/37	3,515,000	3,670,674
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[9]	2,892,000	2,915,652
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3, 6.465%, 11/15/35	1,113,389	1,127,909
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.510%, 12/15/29	973,940	982,306
LB-UBS Commercial Mortgage Trust, Series 2008-C8, Class A3, 4.830%, 11/15/27	654,551	674,378
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	3,021,381	3,029,225
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.462%, 03/15/31	970,541	1,000,614
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.892%, 02/12/42	1,196,509	1,225,265
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2, Class A4, 5.740%, 12/15/35	2,597,004	2,676,521
Washington Mutual, Class 2A3, Series 2005-AR2, 0.600%, 01/25/45, (04/25/11)[6]	705,790	486,068
Total Mortgage-Backed Securities (cost $37,351,606)		35,839,862
Asset-Backed Securities - 0.3%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 5.640%, 11/25/35, (04/25/11)[6]	1,001,566	858,137
Structured Asset Investment Loan Trust, 0.790%, 12/25/34, (04/25/11)[6],8	235,318	222,311
Total Asset-Backed Securities (cost $1,237,378)		1,080,448
Short-Term Investments - 17.7%
U.S. Government and Agency Discount Notes - 13.1%
FHLMC, 0.046%, 05/02/11[4]	15,000,000	14,999,355
FHLMC, 0.090%, 06/20/11[4,5]	564,000	563,887
FNMA, 0.014%, 04/26/11[4]	10,000,000	9,999,860
FNMA, 0.130%, 08/24/11[4,5]	15,400,000	15,391,946
FNMA, 0.162%, 09/12/11[4,5]	100,000	99,927
FNMA, 0.182%, 11/01/11[4]	8,000,000	7,991,448
Total U.S. Government and Agency Discount Notes		49,046,423

	Shares
Other Investment Companies - 4.6%[3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	15,506	12,381
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	10,187,236	10,187,236
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.14%	7,033,178	7,033,178
Total Other Investment Companies		17,232,795
Total Short-Term Investments (cost $66,278,369)		66,279,218
Total Investments - 103.5% (cost $386,746,064)		388,215,817
Other Assets, less Liabilities - (3.5)%		(13,069,374)
Net Assets - 100.0%		$375,146,443

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 109.6%
Federal Home Loan Mortgage Corporation - 35.8%
FHLMC, 2.474%, 11/01/33, (12/01/11)[6]	$1,730,820	$1,815,206
FHLMC, 4.500%, 04/01/35	422,951	433,470
FHLMC, 5.000%, 05/01/18	231,288	247,531
FHLMC, 5.000%, 11/01/35[8]	3,009,485	3,158,788
FHLMC, 5.000%, TBA	7,000,000	7,305,158
FHLMC, 5.500%, 11/01/17 to 01/01/19	982,532	1,066,153
FHLMC, 5.500%, 09/01/33[8]	913,321	981,089
FHLMC, 5.500%, 05/01/34[8]	756,539	814,802
FHLMC, 5.633%, 01/01/36, (01/01/13)[6],8	4,547,229	4,829,611
FHLMC, 5.771%, 02/01/37, (02/01/12)[6]	149,581	158,334
FHLMC, 6.000%, 02/01/22 to 03/01/22	786,836	857,343
FHLMC, 7.500%, 07/01/34[8]	2,192,508	2,535,519
FHLMC Gold Pool, 4.500%, 10/01/34[8]	1,508,836	1,546,363
FHLMC Gold Pool, 4.500%, 04/01/35[8]	2,231,134	2,283,836
FHLMC Gold Pool, 4.500%, 05/01/34 to 05/01/35	643,054	658,491
FHLMC Gold Pool, 4.500%, 10/01/35[8]	1,703,095	1,743,324
FHLMC Gold Pool, 4.500%, 11/01/35[8]	1,440,536	1,474,563
FHLMC Gold Pool, 5.000%, 10/01/18 to 08/01/19	402,334	430,626
FHLMC Gold Pool, 5.500%, 02/01/35[8]	1,191,880	1,277,710
FHLMC Gold Pool, 5.500%, 06/01/35[8]	4,364,697	4,683,103
FHLMC Gold Pool, 5.500%, 06/01/35[8]	1,398,980	1,501,036
FHLMC Gold Pool, 5.500%, 12/01/38[8]	893,814	958,739
FHLMC Gold Pool, 5.500%, 10/01/33 to 05/01/38	1,998,340	2,140,075
FHLMC Gold Pool, 5.500%, TBA	6,000,000	6,399,372
FHLMC Gold Pool, 6.000%, 10/01/21[8]	2,349,985	2,560,015
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22	882,573	961,289
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[9]	249,585	286,786
Total Federal Home Loan Mortgage Corporation		53,108,332
Federal National Mortgage Association - 59.0%
FNMA, 0.570%, 11/25/30, (04/25/11)[6],8	1,938,755	1,933,273
FNMA, 0.650%, 03/25/35, (04/25/11)[6],8	1,134,184	1,130,148
FNMA, 2.059%, 07/01/33, (06/01/11)[6]	542,953	564,552
FNMA, 2.113%, 06/01/34, (06/01/11)[6],8	1,573,773	1,647,030
FNMA, 2.181%, 02/01/36, (01/01/12)[6]	166,714	172,915
FNMA, 2.552%, 08/01/34, (08/01/11)[6]	735,285	770,144
FNMA, 2.666%, 06/01/34, (06/01/11)[6],8	1,727,274	1,810,429
FNMA, 3.328%, 06/01/37, (05/01/11)[6]	638,527	665,850
FNMA, 3.500%, TBA	4,000,000	4,010,000
FNMA, 4.000%, TBA	7,000,000	7,192,500
FNMA, 4.500%, 10/01/40[8]	3,642,895	3,712,438

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 59.0% (continued)
FNMA, 4.500%, 11/01/40[8]	$2,484,125	$2,531,547
FNMA, 4.500%, TBA	21,800,000	22,184,900
FNMA, 5.000%, 01/01/20[8]	1,737,682	1,865,960
FNMA, 5.000%, 02/01/36[8]	2,547,756	2,681,279
FNMA, 5.000%, 06/01/18 to 03/01/36	1,183,580	1,248,966
FNMA, 5.000%, TBA	14,000,000	14,645,316
FNMA, 5.500%, 01/01/19[8]	437,877	474,114
FNMA, 5.500%, 11/01/34[8]	1,338,489	1,439,638
FNMA, 5.500%, 03/01/17 to 07/01/38	4,905,508	5,315,632
FNMA, 5.500%, TBA	2,100,000	2,245,688
FNMA, 6.000%, 08/01/17 to 06/01/39	1,823,629	1,986,628
FNMA, 6.000%, TBA	4,300,000	4,676,250
FNMA, 6.500%, 11/01/28 to 07/01/32	381,980	428,853
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24[8]	1,865,768	2,055,574
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.354%, 10/25/42[9]	149,181	170,134
Total Federal National Mortgage Association		87,559,758
Government National Mortgage Association - 11.4%
GNMA, 3.000%, 08/20/17, (10/01/11)[6]	30,189	31,228
GNMA, 3.000%, 11/20/17, (01/01/12)[6]	194,073	201,075
GNMA, 3.000%, 12/20/17, (01/01/12)[6]	14,630	15,158
GNMA, 3.000%, 08/20/18, (10/01/11)[6]	66,079	68,353
GNMA, 3.375%, 03/20/16, (04/01/12)[6]	17,657	18,398
GNMA, 3.375%, 06/20/16, (07/01/11)[6]	22,192	23,079
GNMA, 3.375%, 05/20/21, (07/01/11)[6]	34,750	36,139
GNMA, 4.500%, 09/15/40	991,879	1,025,096
GNMA, 4.500%, TBA	1,000,000	1,031,409
GNMA, 5.000%, 09/15/39 to 12/15/39	9,182,669	9,770,699
GNMA, 5.500%, 10/15/39[8]	3,337,721	3,638,463
GNMA, 5.500%, 11/15/39	922,779	1,005,925
GNMA, 7.500%, 09/15/28 to 11/15/31	25,357	29,504
Total Government National Mortgage Association		16,894,526
Interest Only Strips - 2.9%
FHLMC, 4.500%, 09/15/35	476,039	102,120
FHLMC, 5.000%, 02/15/20 to 05/15/17	865,113	100,910
FHLMC, 6.000%, 05/01/31	5,347	1,280
FHLMC, 6.445%, 11/15/18, (04/15/11)[6]	640,057	52,551
FHLMC, 6.845%, 11/15/30, (04/15/11)[6]	98,934	6,628
FHLMC, 7.645%, 06/15/31, (04/15/11)[6]	46,710	8,448
FHLMC, Series 3721, Class SA, 4.245%, 09/15/40, (04/15/11)[6]	1,850,785	170,949
FHLMC, Series 3424, Class XI, 6.315%, 05/15/36, (04/15/11)[6]	524,507	73,711
FHLMC, Series 2010-121, Class SB, 4.200%, 10/25/40, (04/25/11)[6]	714,439	60,660

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Interest Only Strips - 2.9% (continued)
FHLMC, Series 2608, Class SJ, 6.845%, 03/15/17, (04/15/11)[6]	$410,134	$9,017
FHLMC, Series 2637, Class SI, 5.745%, 06/15/18, (04/15/11)[6]	406,729	35,676
FHLMC, Series 2644, Class ES, 6.895%, 02/15/18, (04/15/11)[6]	665,763	60,225
FHLMC, Series 2772, Class KS, 6.925%, 06/15/22, (04/15/11)[6]	222,134	13,734
FHLMC, Series 2882, Class SJ, 6.445%, 10/15/34, (04/15/11)[6]	1,600,124	192,348
FHLMC, Series 2922, Class SE, 6.495%, 02/15/35, (04/15/11)[6]	317,911	50,733
FHLMC, Series 2965, Class SA, 5.795%, 05/15/32, (04/15/11)[6]	768,490	94,329
FHLMC, Series 2980, Class SL, 6.445%, 11/15/34, (04/15/11)[6]	452,944	81,851
FHLMC, Series 3153, Class JI, 6.365%, 05/15/36, (04/15/11)[6]	992,713	147,839
FHLMC, Series 3489, Class SD, 7.545%, 06/15/32, (04/15/11)[6]	447,187	93,501
FHLMC, Series 3560, Class KS, 6.145%, 11/15/36, (04/15/11)[6]	1,250,140	185,194
FHLMC, Series 3659, Class IE, 5.000%, 03/15/19	901,499	102,791
FHLMC, Series 3685, Class EI, 5.000%, 03/15/19	2,128,344	245,904
FHLMC, Series 3731, Class IO, 5.000%, 07/15/19	964,221	102,483
FNMA, 4.000%, 09/01/33 to 09/01/34	759,133	68,851
FNMA, 4.500%, 09/01/33	276,134	44,850
FNMA, 5.000%, 05/01/34 to 12/01/35	1,208,506	237,870
FNMA, 7.000%, 04/01/23[11]	215,790	47,366
FNMA, 7.000%, 06/01/23[11]	22,749	5,030
FNMA, Series 2010-95, Class DI, 4.500%, 11/25/20	1,283,499	133,572
FNMA, Series 2008-86, Class IO, 4.500%, 03/25/23	1,876,089	192,611
FNMA, Series 2010-65, Class IO, 5.000%, 09/25/20	2,141,188	271,824
FNMA, Series 2006-3, Class SA, 5.901%, 03/25/36, (04/25/11)[6]	501,659	67,192
FNMA, Series 2009-87, Class SX, 6.000%, 11/25/39, (04/25/11)[6]	1,096,873	136,584
FNMA, Series 2003-73, Class SM, 6.351%, 04/25/18, (04/25/11)[6]	544,524	53,641
FNMA Series 2005-45, Class SR, 6.471%, 06/25/35, (04/25/11)[6]	481,343	70,157
FNMA, Series 2005-12, Class SC, 6.500%, 03/25/35, (04/25/11)[6]	349,797	52,363
FNMA, Series 2005-29, Class SC, 6.500%, 04/25/35, (04/25/11)[6]	750,568	85,791
FNMA, Series 2008-34, Class SM, 6.500% 05/25/38, (04/25/11)[6]	995,262	149,021
FNMA, Series 2005-65, Class KI, 6.750%, 08/25/35, (04/25/11)[6]	2,197,988	342,963
FNMA, Series 2004-49, Class SQ, 6.801%, 07/25/34, (04/25/11)[6]	259,661	36,698
FNMA, Series 2004-64, Class SW, 6.801%, 08/25/34, (04/25/11)[6]	812,241	132,876
FNMA, Series 2003-67, Class TS, 6.851%, 08/25/17, (04/25/11)[6]	597,771	30,733
FNMA, Series 2004-51, Class SX, 6.870%, 07/25/34, (04/25/11)[6]	523,182	89,274
FNMA, Series 2006-101, Class SE, 7.000%, 10/25/36, (04/25/11)[6]	629,235	105,912
Total Interest Only Strips		4,348,061
U.S. Treasury Notes - 0.5%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11	728,836	730,943
Total U.S. Government and Agency Obligations (cost $158,573,475)		162,641,620

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 15.3%
American Home Loan Investment Trust, 2.460%, 06/25/45, (05/01/11)[6]	$1,568,263	$1,323,152
American Home Mortgage Investment Trust, 2.249%, 02/25/45, (05/01/11)[6]	726,743	662,984
American Home Mortgage Investment Trust, 2.460%, 04/25/44, (05/01/11)[6]	175,515	138,014
American Home Mortgage Investment Trust, 2.460%, 06/25/45, (05/01/11)[6]	96,055	89,133
American Home Mortgage Assets, Series 2005-1, Class 1A1, 3.073%, 11/25/35, (04/25/11)[6]	108,206	68,051
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2, 5.309%, 10/10/45	1,592,772	1,608,091
Bank of America Funding Corp., Series 2004-B, Class 1A2, 3.002%, 12/20/34[9]	202,347	140,702
Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2005-3, 2.736%, 04/25/35[9]	185,033	141,100
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000	1,012,688
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A3, 5.822%, 12/10/49[9]	1,148,000	1,205,656
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000	2,056,726
Countrywide Alternative Loan Trust, 0.550%, 05/25/35, (04/25/11)[6]	652,564	586,847
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 0.670%, 11/25/34, (04/25/11) (a)[6],11	291,394	257,826
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 2.703%, 12/20/35[9]	143,990	112,003
Countrywide Home Loans, Inc., Series 2005-HYB2, Class 1A4, 2.844%, 05/20/35[9]	145,786	103,360
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A3, 4.645%, 07/15/37	2,000,000	2,074,462
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.940%,12/15/35	1,000,000	1,043,175
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A3, 4.538%, 05/10/43	827,153	826,669
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.600%, 03/25/35, (04/25/11) (a)[6],11	295,825	254,230
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.990%, 05/25/34, (05/01/11)[6]	76,114	60,103
Harborview Mortgage Loan Trust, 2.545%, 11/19/34[9]	117,308	83,866
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A4, 4.529%, 01/12/37	350,000	353,360
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[9]	1,900,000	1,915,539
Master Alternative Loans Trust, 6.000%, 01/25/35[8]	977,103	953,416
Morgan Stanley Mortgage Loan Trust, 6.028%, 08/25/35[9]	1,440,631	1,280,894
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.600%, 03/25/35, (04/25/11) (a)[6],11	353,550	303,324
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A3, 4.566%, 05/15/44	309,028	310,514
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	2,206,000	2,290,235
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	1,389,448	1,454,417
Total Mortgage-Backed Securities (cost $21,463,961)		22,710,537
Short-Term Investments - 22.8%
U.S. Government and Agency Discount Notes - 0.1%
FHLMC, 0.171%, 10/18/11[4,5]	150,000	149,858

	Shares
Other Investment Companies - 22.7%[3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	13,850	11,059
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	4,722,800	4,722,800
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.14%	29,051,955	29,051,955
Total Other Investment Companies		33,785,814
Total Short-Term Investments (cost $33,938,404)		33,935,672
Total Investments - 147.7% (cost $213,975,840)		219,287,829
Other Assets, less Liabilities - (47.7)%		(70,813,391)
Net Assets - 100.0%		$148,474,438

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid-Cap	$37,199,397	$9,365,357	($163,480)	$46,401,274
Managers AMG Chicago Equity Partners Balanced	17,495,389	2,195,589	(219,309)	19,471,669
Managers High Yield	32,552,625	2,313,990	(384,917)	34,481,698
Managers Fixed Income	131,600,547	10,959,976	(1,714,989)	140,845,534
Managers Short Duration Government	386,751,390	4,814,343	(3,349,916)	388,215,817
Managers Intermediate Duration Government	213,975,840	6,872,031	(1,560,042)	219,287,829

*	Non-income producing security
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2011, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Managers High Yield	$10,140,882	32.6%
Managers Fixed Income	22,599,799	16.2%
Managers Intermediate Duration Government	815,380	0.5%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at March 31, 2011.

[2]	Some or all of these securities were out on loan to various brokers as of March 31, 2011, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid-Cap	$1,188,717	2.6%
Managers AMG Chicago Equity Partners Balanced	246,096	1.3%
Managers High Yield	3,499,238	11.2%
Managers Fixed Income	2,013,852	1.4%

[3]	Yield shown for an investment company represents the March 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Indicates yield to maturity at March 31, 2011.
[5]	Security pledged to cover margin requirements for open futures positions at March 31, 2011.
[6]	Floating Rate Security: The rate listed is as of March 31, 2011. Date in parenthesis represents the security’s next coupon rate reset.
[7]	Collateral received from brokers for securities lending was invested in this short-term investment.
[8]	All or part of security has been segregated for delayed delivery transactions.
[9]	Variable Rate Security: The rate listed is as of March 31, 2011 and is periodically reset subject to terms and conditions set forth in the debenture.
[10]	Payment-in-kind security: A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[11]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent. Illiquid securities market value at March 31, 2011, amounted to the following:

Fund	Value	% of Net Assets
Managers Fixed Income Fund	$2,770,391	2.0%
Managers Short Duration Government Fund	537,789	0.1%
Managers Intermediate Duration Government Fund	867,776	0.6%

Notes to Schedule of Portfolio Investments (unaudited)

[12]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily.

[13]

Convertible Bond: A corporate, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at March 31, 2011, amounted to the following:

Fund	Value	% of Net Assets
Managers Fixed Income Fund	$7,173,810	5.1%

Securities Transacted on a When Issued Basis

The Managers Short Duration and Intermediate Duration Government Funds entered into To Be Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at March 31, 2011 were as follows:

Fair Value Measurements

Fund	Principal Amount	Security	Current Liability
Intermediate Duration
	$1,000,000	FHLMC, 3.500%, TBA	$1,002,500
	2,000,000	FHLMC, 4.000%, TBA	2,055,000
	1,000,000	GNMA, 4.500%, TBA	1,031,406
	1,800,000	GNMA, 5.000%, TBA	1,908,844

		Total	$5,997,750

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active , quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency, exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedule of Portfolio Investments (unaudited)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of March 31, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Mid-Cap
Investments in Securities
Common Stocks[1]	$44,589,414	—	—	$44,589,414
Short-Term Investments	1,684,326	$127,534	—	1,811,860

Total Investments in Securities	$46,273,740	$127,534	—	$46,401,274

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Balanced
Investments in Securities
Common Stocks[1]	$10,654,263	—	—	$10,654,263
Corporate Bonds[2]	—	$885,409	—	885,409
U.S. Government and Agency Obligations
Federal Home Loan Bank	—	372,912	—	372,912
Federal Home Loan Mortgage Corporation	—	984,894	—	984,894
Federal National Mortgage Association	—	3,938,013	—	3,938,013
United States Treasury Securities	—	1,495,396	—	1,495,396
Asset-Backed Securities	—	23,202	—	23,202
Mortgage-Backed Securities	—	366,346	—	366,346
Short-Term Investments	728,564	22,670	—	751,234

Total Investments in Securities	$11,382,827	$8,088,842	—	$19,471,669

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers High Yield
Investments in Securities
Common Stocks[1]	$181,696	—	—	$181,696
Corporate Bonds[2]	—	$30,411,988	—	30,411,988
Short-Term Investments	3,817,948	70,066	—	3,888,014

Total Investments in Securities	$3,999,644	$30,482,054	—	$34,481,698

Notes to Schedule of Portfolio Investments (unaudited)

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Fixed Income
Investments in Securities
Corporate Bonds[2]	—	$105,086,508	—	$105,086,508
U.S. Government and Agency Obligations	—	3,456,040	—	3,456,040
Asset-Backed Securities	—	7,495,657	—	7,495,657
Mortgage-Backed Securities	—	855,364	—	855,364
Foreign Government Obligations	—	12,458,856	—	12,458,856
Municipal Bonds	—	2,273,639	—	2,273,639
Common Stocks	$4,129,808	—	—	4,129,808
Preferred Stocks	825,722	—	—	825,722
Short-Term Investments	4,066,259	197,681	—	4,263,940

Total Investments in Securities	$9,021,789	$131,823,745	—	$140,845,534

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Short Duration Government
Investments in Securities
U.S. Government and Agency Obligations	—	$285,016,289	—	$285,016,289
Mortgage-Backed Securities	—	35,839,862	—	35,839,862
Asset-Backed Securities	—	1,080,448	—	1,080,448
Short-Term Investments:
U.S. Government and Agency Discount Notes	—	49,046,423	—	49,046,423
Other Investment Companies	$17,220,414	12,381	—	17,232,795

Total Investments in Securities	$17,220,414	$370,995,403	—	$388,215,817

Derivatives[3]
Interest Rate Futures Contracts	($715,525)	—	—	($715,525)

Total Derivatives	($715,525)	—	—	($715,525)

Notes to Schedule of Portfolio Investments (unaudited)

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Intermediate Duration Government
Investments in Securities
U.S. Government and Agency Obligations	—	$162,641,620	—	$162,641,620
Mortgage-Backed Securites	—	22,710,537	—	22,710,537
Short-Term Investments:
U.S. Government and Agency Discount Notes	—	149,858	—	149,858
Other Investment Companies	$33,774,755	11,059	—	33,785,814

Total Investments in Securities	$33,774,755	$185,513,074	—	$219,287,829

Derivatives[3]
Interest Rate Futures Contracts	($243,012)	—	—	($243,012)

Total Derivatives	($243,012)	—	—	($243,012)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
[3]

Derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Futures Contracts

The Managers Short Duration and Intermediate Duration Government Funds invest in interest rate futures contracts for risk management purposes in order to reduce the interest rate risk of fixed income securities. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of March 31, 2010:

Managers Short Duration Government

The market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2011 amounted to $699,678.

Type	Number of Contracts	Position	Expiration	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	27	Long	June 2011	$1,620
5-Year U.S. Treasury Note	1	Short	June 2011	(112)
10-Year U.S. Treasury Note	57	Short	June 2011	(12,166)
U.S. Treasury Long Bond	24	Short	June 2011	(5,685)
5-Year Interest Rate Swap	73	Short	June 2011	(11,019)
10-Year Interest Rate Swap	76	Short	June 2011	(63,721)
3-Month Eurodollar	27	Short	March 2011 - March 2014	(123,668)
3-Month Eurodollar	39	Short	June 2011 - June 2013	(218,273)
3-Month Eurodollar	1	Long	September 2011	11,023
3-Month Eurodollar	19	Short	September 2012 - September 2013	(75,935)
3-Month Eurodollar	38	Short	December 2011 - December 2013	(217,590)

			Total	($715,525)

Notes to Schedule of Portfolio Investments (unaudited)

Managers Intermediate Duration Government

The market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2011 amounted to $149,858.

Type	Number of Contracts	Position	Expiration	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	7	Short	June 2011	($455)
5-Year U.S. Treasury Note	10	Long	June 2011	991
10-Year U.S. Treasury Note	5	Long	June 2011	1,042
U.S. Treasury Long Bond	3	Long	June 2011	672
5-Year Interest Rate Swap	21	Short	June 2011	(3,170)
3-Month Eurodollar	9	Short	March 2012 - March 2013	(48,760)
3-Month Eurodollar	12	Short	June 2011 - June 2013	(61,542)
3-Month Eurodollar	12	Short	September 2011 - September 2013	(60,805)
3-Month Eurodollar	14	Short	December 2011 - December 2013	(70,985)

			Total	($243,012)

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.	GDIF:	Global Debt Insurance Facility
AMBAC:	American Municipal Bond Assurance Corp.	GMAC:	General Motors Acceptance Corporation
BHAC:	Berkshire Hathaway Assurance Corp.	GNMA:	Government National Mortgage Association
FGIC:	Federal Guaranty Insurance Corp.	GSR:	Goldman Sachs REMIC
FHLB:	Federal Home Loan Bank	National:	National Public Finance Guarantee Group
FHLMC:	Federal Home Loan Mortgage Corp.	REIT:	Real Estate Investment Trust
FNMA:	Federal National Mortgage Association

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar	MXN:	Mexican Peso
BRL:	Brazilian Real	NZD:	New Zealand Dollar
CAD:	Canadian Dollar	SGD:	Singapore Dollar
EUR:	Euro

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	B	BBB	BB	Below BB	Not Rated
Managers Short Duration Government	99.60%	0.00%	0.00%	0.30%	0.00%	0.00%	0.00%	0.10%
Managers Intermediate Duration Government	98.50%	0.00%	0.20%	0.00%	0.00%	1.10%	0.20%	0.00%
Managers High Yield	0.00%	0.00%	0.00%	51.50%	0.90%	33.00%	13.30%	1.30%
Managers Fixed Income	21.40%	0.80%	25.50%	0.00%	39.40%	9.70%	2.50%	0.70%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ John H. Streur
John H. Streur, President

Date: May 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: May 17, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 17, 2011